     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011

                                                              FILE NO. 333-82866

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 22                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 159                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 2, 2011. However, it will also be distributed to owners who purchase their policy before May 2, 2011.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 2, 2011. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG WALL STREET VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 2, 2011


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This prospectus describes information about Series II of the Stag Wall Street Variable Universal Life insurance policy (policy). Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Wall Street Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and The Universal Institutional Funds, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      12
  Hartford Life and Annuity Insurance Company                                 12
  Separate Account VL I                                                       12
  The Funds                                                                   12
  The Fixed Account                                                           18
CHARGES AND DEDUCTIONS                                                        19
YOUR POLICY                                                                   20
PREMIUMS                                                                      28
DEATH BENEFITS AND POLICY VALUES                                              30
MAKING WITHDRAWALS FROM YOUR POLICY                                           32
LOANS                                                                         32
LAPSE AND REINSTATEMENT                                                       33
FEDERAL TAX CONSIDERATIONS                                                    34
LEGAL PROCEEDINGS                                                             40
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        40
FINANCIAL INFORMATION                                                         40
GLOSSARY OF SPECIAL TERMS                                                     41
WHERE YOU CAN FIND MORE INFORMATION                                           42

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. At issue, you select one of two death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     2.50% of each premium payment in all policy years.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first fourteen policy years.          $9.00 per $1,000 of the initial Face Amount for a 20-year-old.
                      When you make certain Face Amount         Maximum Charge
                      decreases during the first fourteen       $40.00 per $1,000 of the initial Face Amount for an 85-year-old.
                      policy years.                             Charge for a representative insured
                      When you take certain withdrawals during  $10.00 per $1,000 of the initial Face Amount for a 28-year-old male
                      the first fourteen policy years.          preferred non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.

*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0566667 per $1,000 of the net amount at risk for an issue age
                                                                10-year-old standard non-nicotine female in the first policy year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an issue age
                                                                85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.115000 per $1,000 of the net amount at risk for an issue age
                                                                28-year-old male preferred non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 1.2% per year of Sub-Account Value (deducted on a
Expense Risk Charge                                             monthly basis at a rate of 1/12 of 1.2%).
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have take a loan on your   Maximum Charge: 5.0% annually
(2)                   policy

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) For Non-Preferred Indebtedness, the Loan Interest Rate is 5.0% during policy years 1-10 and 4.0% during policy years 11 and later. For Preferred Indebtedness, the Loan Interest Rate is 3.0% during all policy years. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $.040 per $1 of specified amount for a 28-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in policy
Benefit Rider                                                   year 1.
(available for                                                  Maximum Charge
policies issued                                                 $0.107 per $1 of specified amount for a 59-year-old female in policy
after March 12,                                                 year 1.
2007)                                                           Charge for a representative insured
                                                                $.040 per $1 of specified amount for a 28-year-old male in policy year 1.
Term Insurance        Monthly.                                  Minimum Charge
Rider (1)                                                       $0.0566667 per $1,000 of the net amount at risk for a 10-year-old standard non-nicotine female in the first policy year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.115 per $1,000 of the net amount at risk for a 28-year-old male preferred non-nicotine in the first policy year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $.085 per $1,000 of the net amount at risk for a 28-year-old in the first policy year.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                8.0% of the monthly deduction amount for a 28-year old male in the first policy year.
Death Benefit         Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 28-year old.
Child Insurance       Monthly.                                  The fee is $0.50 per $1,000 of coverage for all children.
Rider
Accelerated Death     When you exercise the benefit             Maximum Charge: $300
Benefit Rider for
Terminal Illness (2)

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when you exercise the benefit.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses [expenses that are              0.34%              1.41%
 deducted from underlying Fund assets, including management
 fees, distribution, and/or service (12b-1) fees and other
 expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2010. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.950%                N/A               0.390%             0.040%
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.620%                N/A               0.290%               N/A
 Invesco V.I. Capital Development Fund
  -- Series I                                  0.750%                N/A               0.340%               N/A
 Invesco V.I. Core Equity Fund --
  Series I                                     0.610%                N/A               0.280%               N/A
 Invesco V.I. International Growth
  Fund -- Series I                             0.710%                N/A               0.330%               N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.730%                N/A               0.300%               N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.750%                N/A               0.320%               N/A
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                 0.560%              0.250%              0.290%               N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      0.720%              0.250%              0.320%               N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  0.750%              0.250%              0.180%               N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  0.750%              0.250%              0.100%               N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.750%              0.250%              0.090%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.300%              0.250%              0.020%               N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.420%              0.250%              0.020%               N/A
 American Funds Bond Fund --Class 2            0.370%              0.250%              0.010%               N/A
 American Funds Global Growth Fund --
  Class 2                                      0.530%              0.250%              0.030%               N/A

                                                                                  TOTAL ANNUAL
                                                               CONTRACTUAL            FUND
                                                               FEE WAIVER           OPERATING
                                          TOTAL ANNUAL           AND/OR             EXPENSES
                                            OPERATING            EXPENSE              AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT        FEE WAIVER
--------------------------------------  ---------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             1.380%              0.640%            0.740%    (1)(9)
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.910%                N/A             0.910%    (2)
 Invesco V.I. Capital Development Fund
  -- Series I                                  1.090%                N/A             1.090%    (3)(4)
 Invesco V.I. Core Equity Fund --
  Series I                                     0.890%                N/A             0.890%
 Invesco V.I. International Growth
  Fund -- Series I                             1.040%                N/A             1.040%    (4)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  1.030%                N/A             1.030%    (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     1.070%                N/A             1.070%    (5)
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                 1.100%              0.230%            0.870%    (6)(7)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      1.290%                N/A             1.290%    (7)(8)(9)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  1.180%                N/A             1.180%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  1.100%                N/A             1.100%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    1.090%                N/A             1.090%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.570%                N/A             0.570%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.690%                N/A             0.690%
 American Funds Bond Fund --Class 2            0.630%                N/A             0.630%
 American Funds Global Growth Fund --
  Class 2                                      0.810%                N/A             0.810%

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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

                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
  American Funds Global Small
  Capitalization Fund -- Class 2               0.710%              0.250%              0.040%               N/A
 American Funds Growth Fund -- Class 2         0.320%              0.250%              0.020%               N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.270%              0.250%              0.020%               N/A
 American Funds International Fund --
  Class 2                                      0.490%              0.250%              0.040%               N/A
 American Funds New World Fund --
  Class 2                                      0.740%              0.250%              0.060%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.560%              0.250%              0.090%               N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                   0.460%                N/A               0.100%               N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                 0.460%              0.250%              0.100%               N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.570%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.620%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.660%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.560%              0.250%              0.100%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                      0.450%              0.250%              0.020%               N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.510%              0.250%              0.170%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.340%                N/A               0.250%               N/A
 Mutual Global Discovery Securities
  Fund -- Class 2                              0.800%              0.250%              0.200%               N/A
 Mutual Shares Securities Fund --
  Class 2                                      0.600%              0.250%              0.140%               N/A
 Templeton Foreign Securities Fund --
  Class 2                                      0.650%              0.250%              0.140%             0.010%
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.460%              0.250%              0.090%               N/A
 Templeton Growth Securities Fund --
  Class 2                                      0.740%              0.250%              0.030%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.610%                N/A               0.050%               N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.450%                N/A               0.030%               N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.610%                N/A               0.040%               N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.630%                N/A               0.040%               N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.700%                N/A               0.050%               N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.640%                N/A               0.040%               N/A
 Hartford Global Growth HLS Fund --
  Class IA                                     0.740%                N/A               0.070%               N/A

                                                                                  TOTAL ANNUAL
                                                               CONTRACTUAL            FUND
                                                               FEE WAIVER           OPERATING
                                          TOTAL ANNUAL           AND/OR             EXPENSES
                                            OPERATING            EXPENSE              AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT        FEE WAIVER
--------------------------------------  ---------------------------------------------------------
  American Funds Global Small
  Capitalization Fund -- Class 2               1.000%                N/A             1.000%
 American Funds Growth Fund -- Class 2         0.590%                N/A             0.590%
 American Funds Growth-Income Fund --
  Class 2                                      0.540%                N/A             0.540%
 American Funds International Fund --
  Class 2                                      0.780%                N/A             0.780%
 American Funds New World Fund --
  Class 2                                      1.050%                N/A             1.050%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.900%                N/A             0.900%   (10)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                   0.560%                N/A             0.560%   (11)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                 0.810%                N/A             0.810%   (11)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A             0.820%   (12)(13)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A             0.870%   (12)(13)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A             0.910%   (12)(13)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.910%                N/A             0.910%   (14)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                      0.720%                N/A             0.720%   (16)
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.940%              0.010%            0.930%   (15)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.590%                N/A             0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                              1.250%                N/A             1.250%
 Mutual Shares Securities Fund --
  Class 2                                      0.990%                N/A             0.990%
 Templeton Foreign Securities Fund --
  Class 2                                      1.050%              0.010%            1.040%   (15)
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.800%                N/A             0.800%   (16)
 Templeton Growth Securities Fund --
  Class 2                                      1.020%                N/A             1.020%   (16)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.660%                N/A             0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.480%                N/A             0.480%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.650%                N/A             0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.670%                N/A             0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.750%                N/A             0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.680%                N/A             0.680%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.810%                N/A             0.810%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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

                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
  Hartford Global Research HLS Fund --
  Class IA                                     0.900%                N/A               0.110%               N/A
 Hartford High Yield HLS Fund -- Class
  IA                                           0.690%                N/A               0.060%               N/A
 Hartford Index HLS Fund --Class IA            0.300%                N/A               0.040%               N/A
 Hartford International Opportunities
  HLS Fund --Class IA                          0.670%                N/A               0.070%               N/A
 Hartford MidCap HLS Fund --Class IA           0.680%                N/A               0.020%               N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                     0.800%                N/A               0.050%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.400%                N/A               0.030%               N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.690%                N/A               0.040%               N/A
 Hartford Stock HLS Fund --Class IA            0.470%                N/A               0.030%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.460%                N/A               0.040%               N/A
 Hartford Value HLS Fund --Class IA            0.730%                N/A               0.050%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.500%                N/A               0.440%               N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        0.750%                N/A               0.490%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.500%                N/A               0.420%               N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                0.750%                N/A               0.080%               N/A
 MFS(R) New Discovery Series --
  Initial Class                                0.900%                N/A               0.110%               N/A
 MFS(R) Research Bond Series --
  Initial Class                                0.500%                N/A               0.090%               N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.750%                N/A               0.060%               N/A
 MFS(R) Value Series -- Initial Class          0.740%                N/A               0.080%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA --Service Shares                  0.660%              0.250%              0.130%               N/A
 Oppenheimer Global Securities
  Fund(R)/VA -- Service Shares                 0.630%              0.250%              0.130%               N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               0.650%              0.250%              0.130%               N/A
 Oppenheimer Main Street Small- & Mid-
  Cap Fund(R)/ VA -- Service Shares            0.700%              0.250%              0.150%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                  0.630%              0.250%              0.300%               N/A
 Putnam VT Diversified Income Fund --
  Class IB                                     0.550%              0.250%              0.190%               N/A
 Putnam VT Equity Income Fund -- Class
  IB                                           0.480%              0.250%              0.170%             0.050%
 Putnam VT Global Equity Fund -- Class
  IB                                           0.700%              0.250%              0.210%               N/A
 Putnam VT Growth and Income Fund --
  Class IB                                     0.480%              0.250%              0.150%               N/A
 Putnam VT High Yield Fund --Class IB          0.570%              0.250%              0.180%               N/A
 Putnam VT Income Fund --Class IB              0.400%              0.250%              0.190%               N/A
 Putnam VT International Equity Fund
  -- Class IB                                  0.700%              0.250%              0.190%               N/A
 Putnam VT Multi-Cap Growth Fund --
  Class IB                                     0.560%              0.250%              0.190%               N/A

                                                                                  TOTAL ANNUAL
                                                               CONTRACTUAL            FUND
                                                               FEE WAIVER           OPERATING
                                          TOTAL ANNUAL           AND/OR             EXPENSES
                                            OPERATING            EXPENSE              AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT        FEE WAIVER
--------------------------------------  ---------------------------------------------------------
  Hartford Global Research HLS Fund --
  Class IA                                     1.010%                N/A             1.010%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.750%                N/A             0.750%
 Hartford Index HLS Fund --Class IA            0.340%                N/A             0.340%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.740%                N/A             0.740%
 Hartford MidCap HLS Fund --Class IA           0.700%                N/A             0.700%
 Hartford MidCap Value HLS Fund --
  Class IA                                     0.850%                N/A             0.850%
 Hartford Money Market HLS Fund --
  Class IA                                     0.430%                N/A             0.430%
 Hartford Small Company HLS Fund --
  Class IA                                     0.730%                N/A             0.730%
 Hartford Stock HLS Fund --Class IA            0.500%                N/A             0.500%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.500%                N/A             0.500%
 Hartford Value HLS Fund --Class IA            0.780%                N/A             0.780%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.940%              0.040%            0.900%   (17)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        1.240%              0.090%            1.150%   (17)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.920%                N/A             0.920%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                0.830%                N/A             0.830%
 MFS(R) New Discovery Series --
  Initial Class                                1.010%                N/A             1.010%
 MFS(R) Research Bond Series --
  Initial Class                                0.590%                N/A             0.590%
 MFS(R) Total Return Series --Initial
  Class                                        0.810%              0.040%            0.770%   (18)
 MFS(R) Value Series -- Initial Class          0.820%                N/A             0.820%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA --Service Shares                  1.040%                N/A             1.040%
 Oppenheimer Global Securities
  Fund(R)/VA -- Service Shares                 1.010%                N/A             1.010%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               1.030%                N/A             1.030%
 Oppenheimer Main Street Small- & Mid-
  Cap Fund(R)/ VA -- Service Shares            1.100%                N/A             1.100%   (19)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                  1.180%                N/A             1.180%
 Putnam VT Diversified Income Fund --
  Class IB                                     0.990%                N/A             0.990%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.950%                N/A             0.950%
 Putnam VT Global Equity Fund -- Class
  IB                                           1.160%                N/A             1.160%
 Putnam VT Growth and Income Fund --
  Class IB                                     0.880%                N/A             0.880%
 Putnam VT High Yield Fund --Class IB          1.000%                N/A             1.000%
 Putnam VT Income Fund --Class IB              0.840%                N/A             0.840%
 Putnam VT International Equity Fund
  -- Class IB                                  1.140%                N/A             1.140%
 Putnam VT Multi-Cap Growth Fund --
  Class IB                                     1.000%                N/A             1.000%

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Small Cap Value Fund --
  Class IB                                     0.630%              0.250%              0.190%             0.090%
 Putnam VT Voyager Fund --Class IB             0.560%              0.250%              0.160%             0.020%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio -- Class
  II                                           0.750%              0.350%              0.310%               N/A

                                                                                  TOTAL ANNUAL
                                                               CONTRACTUAL            FUND
                                                               FEE WAIVER           OPERATING
                                          TOTAL ANNUAL           AND/OR             EXPENSES
                                            OPERATING            EXPENSE              AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT        FEE WAIVER
--------------------------------------  ---------------------------------------------------------
  Putnam VT Small Cap Value Fund --
  Class IB                                     1.160%                N/A             1.160%
 Putnam VT Voyager Fund --Class IB             0.990%                N/A             0.990%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio -- Class
  II                                           1.410%                N/A             1.410%   (20)



NOTES



(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.



(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.



(5) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets for Invesco V.I. Leisure Fund, to 1.15% of average daily net assets for Invesco V.I. Small Cap Equity Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Growth and Income Fund.



(6) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.



(7) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund , to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.



(8) The Distributor has contractually agreed, through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.



(9) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.



(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.



(11) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.



(12) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any) as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class, and Service Class 2, respectively.



(13) Differs from the ratios of expenses to average net assets in the Fund's prospectus Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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(14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.



(15) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.



(16) The Fund administration fee is paid indirectly through the management fee.



(17) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio -- Class VC; 0.95% for Lord Abbett Classic Stock Portfolio -- Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio -- Class VC and Lord Abbett Capital Structure Portfolio -- Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors



(18) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.



(19) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of this prospectus.



(20) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the below expense caps. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.



PORTFOLIO NAME                                                    EXPENSE CAP
--------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio -- Class I                       0.70%
UIF Emerging Markets Debt Portfolio -- Class I                        1.30%
UIF Emerging Markets Equity Portfolio -- Class I                      1.60%
UIF Emerging Markets Equity Portfolio -- Class II                     1.65%
UIF Global Franchise Portfolio -- Class II                            1.20%
UIF Mid Cap Growth Portfolio -- Class II                              1.15%
UIF Small Company Growth Portfolio -- Class II                        1.25%
UIF U.S. Real Estate Portfolio -- Class II                            1.35%

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The Underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION   Long-term capital growth                     Invesco Advisers, Inc.
  FUND -- SERIES I
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND   Seeks capital growth and income through      Invesco Advisers, Inc.
  -- SERIES II                           investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. U.S. MID CAP    Above-average total return over a market     Invesco Advisers, Inc.
  VALUE FUND -- SERIES II                cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  GROWTH PORTFOLIO -- CLASS B                                                         Services, Inc.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  VALUE PORTFOLIO -- CLASS B                                                          Services, Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  VALUE PORTFOLIO -- CLASS B                                                          Services, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    Seeks high total return, including income    Capital Research and Management Company
  -- CLASS 2                             and capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and fixed-income securities.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Seeks to produce income exceeding the        Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing through investments in
                                         quality common stocks.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital by
                                         investing primarily in bonds.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks growth of capital over time by         Capital Research and Management Company
  CLASS 2                                investing primarily in common stocks of
                                         companies located around the world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks growth of capital over time by         Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         investing primarily in stocks of smaller
                                         companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to invest in a wide range of           Capital Research and Management Company
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks capital growth and income over time    Capital Research and Management Company
  CLASS 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks growth of capital over time by         Capital Research and Management Company
  CLASS 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks long-term growth of capital by         Capital Research and Management Company
  2                                      investing primarily in stocks and bonds of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.


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14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- INITIAL CLASS             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation. The
                                         fund normally invests in both equity and
                                         debt securities
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA +  Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and the opportunity for  Lord, Abbett & Co. LLC
  -- CLASS VC                            capital appreciation to produce a high
                                         total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES           Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return                    OppenheimerFunds, Inc.
  SERVICE SHARES
 OPPENHEIMER MAIN STREET SMALL- & MID-   Seeks capital appreciation from investing    OppenheimerFunds, Inc.
  CAP FUND(R)/VA -- SERVICE SHARES (1)   mainly in small company stocks
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IB (A)                                                                              Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT HIGH YIELD FUND -- CLASS IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IB                                                                            Advisory Company, LLC
 PUTNAM VT MULTI-CAP GROWTH FUND --      Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  CLASS IB (2)                                                                        Investments Limited
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF MID CAP GROWTH PORTFOLIO -- CLASS   Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities



+ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003.
(a) Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006.



NOTES



(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares



(2)  Formerly Putnam VT New Opportunities Fund -- Class IB


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5,168,525 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 0.00%. The front-end sales load may by used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 2.50%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and Death Benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. For policies with initial face amounts less than $100,000, the current and maximum monthly administrative charge is $10.00. For policies with initial face amounts of at least $100,000, the current monthly administrative charge is $8.50, the maximum charge is $10.00.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The charge is assessed according to your Account Value attributable to the Sub-Accounts. The mortality and expense risk charge each month is equal to:

-   1/12 of the annual mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

                  CURRENT ANNUAL MORTALITY & EXPENSE RISK RATE

                                              SEPARATE ACCOUNT VALUES
                                       LESS THAN OR              GREATER THAN
DURING POLICY YEARS                  EQUAL TO $25,000              $25,000
--------------------------------------------------------------------------------
               1-10                         1.10%                     .90%
              11-20                          .70%                     .40%
               21+                           .50%                     .30%

The maximum mortality and expense risk rate is 1/12 of 1.20% per month. The maximum annual mortality and expense risk charge is 1.20%.


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The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 14 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount by a cumulative amount of more than $500,000;
    or

- you take a withdrawal that causes the Face Amount to decrease by a cumulative amount of more than $500,000.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

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RIGHT TO EXAMINE A POLICY -- Your free look period begins on the day You receive
Your Policy and ends ten days after You receive it (or longer in some states).
If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


OTHER POLICY PROVISIONS



INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.



Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.



The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.



SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.



If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.


POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

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22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing,

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certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the

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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the
date of the transfer. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging

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Fund) contained in one of these programs merges into another Fund (surviving
Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider is only available at Policy issuance and there is a charge for this rider.

- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

  In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

  The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

  You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured. The rider terminates following the insured's 70th birthday.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. This will help keep your policy in force. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and
    65. See policy rider for more details.

- COST OF LIVING ADJUSTMENT RIDER -- We will increase your Face Amount without evidence of insurability on every second anniversary of this rider. Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

- ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300 (one time charge when benefit exercised).

- DEATH BENEFIT GUARANTEE RIDER -- You may elect a guarantee period to age 65 up to the lifetime of the policy. We will guarantee your death benefit remains in effect as long as you pay at least the required Death Benefit Guarantee Premium on a cumulative basis for the guarantee period elected. In addition to the required premium there is a per $1,000 charge for this rider.

- CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this

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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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  rider that covers all the children. This rider may not be available in all policies.

Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment.



SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HART-FORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.


The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option or the Third Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the three payment options.

The tables in your policy for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the three payment options.

Other arrangements for income payments may be agreed upon.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

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Financial Intermediaries receive commissions (described below under
"Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 128% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.00%. In Policy Years 2 and later, the maximum commission we pay is 3% of Target Premium and 4% on premiums above the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5,600,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $900,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2011, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AALU, AIM, American Union Insurance & Benefits, Arvest


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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Asset Management, Bancwest Investment Services, Bank of the West, Bankwest, BB&T
Investment Services, BBVA Investments, Berthel, Fisher & Co., BK Adams, BOK Financial, Cadaret Grant, Capital Analysts, Capitas Financial, CCO Investments, Citibank, Citicorp, Comerica Securities, Commerce Brokerage Services, Commonwealth Financial Network, Compass Brokerage Inc., Delta Trust Investments, Edward Jones, Executive Capital Resources, Fifth Third, Financial Network, Financial Planning Association of Central New York, Financial Resources of America, Financial Service Professionals, First American Insurance Underwriters, First Niagara Bank, Hartford Life, HD Vest, Highland Capital, HSBC, Huntington Investment Co, Infinex Investments, Integrity Wealth Management, International Forum, Kehrer/LIMRA, Key Bank, Key Investments, Lara, Shull & May, Legacy Financial, Linsco Private Ledger, LPL Financial Services, M&T Securities, McLeod Insurance, MDRT, Merrill Lynch, Middle America, Money Concepts, Morgan Keegan, Morgan Stanley, NAIFA, National City, NEXT Financial Group, One Resource Group, PNC Investments LLC, PrimeVest Financial Services, Raymond James & Associates, Raymond James Financial, RBC Dain Rauscher, Robert W. Baird, Robinson Financial Group, Royal Alliance, S.C. Parker, Saltzman Associates, San Diego Stock & Bond Association, Securities America, Smith Barney, St. Bernard Financial Services, Stephens, Inc, Summit Brokerage Services, SWBC Investment Services LLC, Time Financial, UBS Financial Services, Umpqua Investments, UnionBanc, US Bancorp Investments Inc., UVest, Webster Bank, Wells Fargo, Wellspring Group, White & Associates, Whitney National Bank, Whitney Securities, WHM Companies.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50, $25 if paying by automatic draft from your checking account.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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  payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

Any Premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are two death benefit options available at issue: the Level Death Benefit Option and the Return of Account Value Death Benefit Option. Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under the Level Death Benefit Option, the current Face Amount.

- Under the Return of Account Value Option, the current Face Amount plus the Account Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

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OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to the Level Death Benefit Option, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If this change results in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to Us. If you elect to change to the Return of Account Value Option, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. You may change from the Return of Account Value Option to a third option called the Decreasing Death Benefit Option. The Decreasing Death Benefit Option is the current Face Amount, plus the lesser of:
(a) the Account Value on the date We receive due proof of the insured's death; or (b) the Account Value on the date the death benefit option was changed from the Return of Account Value Option to the Decreasing Death Benefit Option. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                             A            B
--------------------------------------------------------------------------------
 Face Amount                                               $100,000     $100,000
 Account Value                                               46,500       34,000
 Specified Percentage                                          250%         250%
 Death Benefit Option                                         Level        Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.



UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. If you elect to increase your Face Amount, the increase will result in an overall increase of charges because the amount of insurance coverage has increased.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, your Accumulated Face Amount decrease exceeds $500,000, a partial surrender charge will be assessed.

The surrender charge assessed will be a percentage of the policy level surrender charge. This percentage will be calculated as follows:

For a decrease that results in total Face Amount decreases to exceed $500,000, the percentage equals (a) divided by (b) where;

    (a)  is the sum of all Face Amount decreases to date, and

    (b) is the sum of the initial Face Amount and all increases in Face Amount.

For any subsequent decrease, the percentage equals the amount of the current Face Amount decrease divided by the current Face Amount immediately prior to the decrease.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges. You will never be charged more than the maximum charge indicated in the fee table.

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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of we receive your request in writing at our Designated Address or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $250. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is the Level Death Benefit Option, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $250. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

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Taking a loan may increase the risk that a policy may lapse. If a policy loan is outstanding when a policy is surrendered, cancelled, or allowed to lapse, the amount of the outstanding indebtedness (plus accrued interest) will be deemed distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax advisor as to the potential tax consequences.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                                     INTEREST RATE CHARGED
           DURING POLICY YEARS              PORTION OF INDEBTEDNESS    EQUALS 3.0% PLUS:
------------------------------------------------------------------------------------------
                   1-10                          Preferred                   0%
                                               Non-Preferred                2.0%
               11 and later                      Preferred                   0%
                                               Non-Preferred                1.0%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value; and

-   The No-Lapse Guarantee is not available.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. During the No-Lapse Guarantee Period, the premium required will be the lesser of a) the amount required to create a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default; and b) the amount, if any, required to maintain the No-Lapse Guarantee for three months beyond the date your Policy goes into default. After the No-Lapse Guarantee Period, the premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default.

If the required premium set forth in the notice is not received by the end of the Grace Period and the No-Lapse Guarantee is not available, the policy will terminate. If the No-Lapse Guarantee is available, the policy will remain in force. For more information about the No-Lapse Guarantee, see the section entitled "No-Lapse Guarantee."


If the insured dies during the Grace Period, we will pay the death proceeds reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges.


NO-LAPSE GUARANTEE -- The policy will remain in force as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

-   the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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-   You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

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APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is

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36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under

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the policy to the extent such amounts received were excluded from gross income.
Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

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EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES
OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that

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is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a

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40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL INFORMATION


We have included the financials statements for the Company and the Separate Account for the year ended December 31, 2010 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call you financial professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ADMINISTRATIVE OFFICE OF THE COMPANY: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence is P.O. Box 2999, Hartford, CT 06104-2999, except for overnight express mail packages, which should be sent to:
Attention: Individual Life Operations, 200 Hopmeadow Street, Simsbury, CT 06089.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PERIOD: a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07329


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                                     PART B

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG WALL STREET VARIABLE UNIVERSAL LIFE (SERIES 11)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2011
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2011



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TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5



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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2010: $19,319,302; 2009:
$22,303,405; and 2008: $56,056,068. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

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Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, cost of insurance charge, mortality and expense risk charge, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2010 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                            INTERNATIONAL           SMALL/MID-CAP           INTERNATIONAL            CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                      --                      --                    --
   Class IB                                           --                      --                      --                    --
   Other class                                   894,727                 645,874                 215,008                86,113
                                             ===========             ===========             ===========           ===========
  Cost:
   Class IA                                           --                      --                      --                    --
   Class IB                                           --                      --                      --                    --
   Other class                               $20,448,842             $10,780,859              $4,844,685            $2,165,574
                                             ===========             ===========             ===========           ===========
  Market Value:
   Class IA                                           --                      --                      --                    --
   Class IB                                           --                      --                      --                    --
   Other class                               $13,215,119             $10,895,898              $3,921,749            $2,006,431
 Due from Hartford Life and Annuity
  Insurance Company                               16,304                 105,442                   5,917                    --
 Receivable from fund shares sold                     --                      --                      --                    --
 Other assets                                         --                      --                      --                    --
                                             -----------             -----------             -----------           -----------
 Total Assets                                 13,231,423              11,001,340               3,927,666             2,006,431
                                             -----------             -----------             -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                      --                      --                    --
 Payable for fund shares purchased                16,304                 105,442                   5,917                    --
 Other liabilities                                    --                      --                       1                    --
                                             -----------             -----------             -----------           -----------
 Total Liabilities                                16,304                 105,442                   5,918                    --
                                             -----------             -----------             -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,215,119             $10,895,898              $3,921,748            $2,006,431
                                             ===========             ===========             ===========           ===========

                                           INVESCO V.I.         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                               CORE             INTERNATIONAL        MID CAP CORE           SMALL CAP
                                            EQUITY FUND          GROWTH FUND          EQUITY FUND          EQUITY FUND
                                          SUB-ACCOUNT (B)      SUB-ACCOUNT (C)      SUB-ACCOUNT (D)      SUB-ACCOUNT (E)
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                                   69,860               96,334            1,346,420              288,077
                                            ===========          ===========          ===========          ===========
  Cost:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                               $1,811,829           $2,294,973          $17,231,600           $3,867,906
                                            ===========          ===========          ===========          ===========
  Market Value:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                               $1,888,309           $2,763,828          $16,682,140           $4,761,907
 Due from Hartford Life and Annuity
  Insurance Company                                 143                1,392                4,525                  749
 Receivable from fund shares sold                    --                   --                   --                   --
 Other assets                                        --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                 1,888,452            2,765,220           16,686,665            4,762,656
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                   --                   --
 Payable for fund shares purchased                  143                1,392                4,525                  749
 Other liabilities                                   --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                  143                1,392                4,525                  749
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,888,309           $2,763,828          $16,682,140           $4,761,907
                                            ===========          ===========          ===========          ===========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                             AMERICAN FUNDS
                                            INVESCO V.I.          INVESCO V.I.         AMERICAN FUNDS          BLUE CHIP
                                              CAPITAL                GLOBAL                ASSET               INCOME AND
                                          DEVELOPMENT FUND      MULTI-ASSET FUND      ALLOCATION FUND         GROWTH FUND
                                          SUB-ACCOUNT (F)       SUB-ACCOUNT (G)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                    90,177                46,263             4,823,534             4,974,988
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $1,645,948              $632,674           $78,883,499           $51,704,990
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $1,209,269              $705,518           $77,996,543           $45,670,393
 Due from Hartford Life and Annuity
  Insurance Company                                    8                 4,725                18,125                91,612
 Receivable from fund shares sold                     --                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  1,209,277               710,243            78,014,668            45,762,005
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Payable for fund shares purchased                     8                 4,725                18,125                91,612
 Other liabilities                                    --                    --                     6                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                     8                 4,725                18,131                91,612
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,209,269              $705,518           $77,996,537           $45,670,393
                                            ============          ============          ============          ============


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL            AMERICAN FUNDS        AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND           GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                 5,537,904             2,745,123             3,731,416             4,776,371
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                               $62,025,903           $46,968,837          $187,253,098          $161,183,966
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                               $58,480,262           $58,965,236          $202,765,134          $163,590,723
 Due from Hartford Life and Annuity
  Insurance Company                               28,619                11,079                30,185                    --
 Receivable from fund shares sold                     --                    --                    --               110,991
 Other assets                                          2                    --                 1,684                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                 58,508,883            58,976,315           202,797,003           163,701,714
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --               110,991
 Payable for fund shares purchased                28,619                11,079                30,185                    --
 Other liabilities                                    --                     7                    --                    52
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                28,619                11,086                30,185               111,043
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $58,480,264           $58,965,229          $202,766,818          $163,590,671
                                            ============          ============          ============          ============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND       NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                 4,088,456              1,688,644              1,603,204                93,345
                                             ===========            ===========            ===========            ==========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                               $72,900,397            $30,634,250            $28,085,898            $1,592,560
                                             ===========            ===========            ===========            ==========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                               $73,510,443            $38,990,788            $34,228,403            $1,357,237
 Due from Hartford Life and Annuity
  Insurance Company                               90,092                  7,352                 82,612                    --
 Receivable from fund shares sold                     --                     --                     --                    --
 Other assets                                        477                     --                     16                    --
                                             -----------            -----------            -----------            ----------
 Total Assets                                 73,601,012             38,998,140             34,311,031             1,357,237
                                             -----------            -----------            -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                     --                    --
 Payable for fund shares purchased                90,092                  7,352                 82,612                    --
 Other liabilities                                    --                     --                     --                    --
                                             -----------            -----------            -----------            ----------
 Total Liabilities                                90,092                  7,352                 82,612                    --
                                             -----------            -----------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $73,510,920            $38,990,788            $34,228,419            $1,357,237
                                             ===========            ===========            ===========            ==========

                                            FIDELITY VIP
                                               EQUITY              FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                             INCOME FUND            CONTRAFUND              OVERSEAS               MID CAP
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                    --                     --
   Class IB                                           --                     --                    --                     --
   Other class                                 1,808,273              1,675,025               116,360                830,464
                                             ===========            ===========            ==========            ===========
  Cost:
   Class IA                                           --                     --                    --                     --
   Class IB                                           --                     --                    --                     --
   Other class                               $40,646,680            $46,259,815            $2,273,469            $26,242,792
                                             ===========            ===========            ==========            ===========
  Market Value:
   Class IA                                           --                     --                    --                     --
   Class IB                                           --                     --                    --                     --
   Other class                               $34,316,336            $39,346,326            $1,951,357            $26,682,816
 Due from Hartford Life and Annuity
  Insurance Company                                5,649                179,199                    --                 81,537
 Receivable from fund shares sold                     --                     --                    --                     --
 Other assets                                         --                     --                    --                      1
                                             -----------            -----------            ----------            -----------
 Total Assets                                 34,321,985             39,525,525             1,951,357             26,764,354
                                             -----------            -----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                    --                     --
 Payable for fund shares purchased                 5,649                179,199                    --                 81,537
 Other liabilities                                     1                     --                    --                     --
                                             -----------            -----------            ----------            -----------
 Total Liabilities                                 5,650                179,199                    --                 81,537
                                             -----------            -----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $34,316,335            $39,346,326            $1,951,357            $26,682,817
                                             ===========            ===========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP         FIDELITY VIP            FRANKLIN
                                           FREEDOM 2010          FREEDOM 2020         FREEDOM 2030             INCOME
                                             PORTFOLIO            PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                    --                   --                     --
   Class IB                                         --                    --                   --                     --
   Other class                                  81,987               117,668               72,118              2,429,894
                                             =========            ==========            =========            ===========
  Cost:
   Class IA                                         --                    --                   --                     --
   Class IB                                         --                    --                   --                     --
   Other class                                $800,731            $1,081,847             $656,984            $40,162,772
                                             =========            ==========            =========            ===========
  Market Value:
   Class IA                                         --                    --                   --                     --
   Class IB                                         --                    --                   --                     --
   Other class                                $865,784            $1,241,402             $734,164            $36,011,029
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --                   --                     --
 Receivable from fund shares sold                   --                    --                   --                156,011
 Other assets                                       --                    --                   --                      2
                                             ---------            ----------            ---------            -----------
 Total Assets                                  865,784             1,241,402              734,164             36,167,042
                                             ---------            ----------            ---------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --                   --                156,011
 Payable for fund shares purchased                  --                    --                   --                     --
 Other liabilities                                  --                    --                   --                     --
                                             ---------            ----------            ---------            -----------
 Total Liabilities                                  --                    --                   --                156,011
                                             ---------            ----------            ---------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $865,784            $1,241,402             $734,164            $36,011,031
                                             =========            ==========            =========            ===========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC                                    TEMPLETON
                                                VALUE                 INCOME              MUTUAL SHARES            FOREIGN
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                   --
   Class IB                                           --                     --                     --                   --
   Other class                                 1,707,633                813,835              2,881,501               42,939
                                             ===========            ===========            ===========            =========
  Cost:
   Class IA                                           --                     --                     --                   --
   Class IB                                           --                     --                     --                   --
   Other class                               $26,470,978             $9,501,798            $53,080,881             $559,114
                                             ===========            ===========            ===========            =========
  Market Value:
   Class IA                                           --                     --                     --                   --
   Class IB                                           --                     --                     --                   --
   Other class                               $27,749,040            $10,571,710            $45,959,940             $613,599
 Due from Hartford Life and Annuity
  Insurance Company                              106,991                 54,439                     --                   --
 Receivable from fund shares sold                     --                     --                147,640                   --
 Other assets                                          2                     --                     --                   --
                                             -----------            -----------            -----------            ---------
 Total Assets                                 27,856,033             10,626,149             46,107,580              613,599
                                             -----------            -----------            -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                147,640                   --
 Payable for fund shares purchased               106,991                 54,439                     --                   --
 Other liabilities                                    --                     --                      1                   --
                                             -----------            -----------            -----------            ---------
 Total Liabilities                               106,991                 54,439                147,641                   --
                                             -----------            -----------            -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $27,749,042            $10,571,710            $45,959,939             $613,599
                                             ===========            ===========            ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             TEMPLETON               MUTUAL              TEMPLETON              HARTFORD
                                               GROWTH           GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --             4,297,440
   Class IB                                           --                    --                    --                    --
   Other class                                   982,810             1,209,244             1,379,201                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --          $105,605,017
   Class IB                                           --                    --                    --                    --
   Other class                               $14,445,486           $25,619,369           $23,739,872                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --           $83,035,103
   Class IB                                           --                    --                    --                    --
   Other class                               $10,820,743           $25,140,179           $26,880,634                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                 3,578                    --                17,721
 Receivable from fund shares sold                126,036                    --                34,722                    --
 Other assets                                         --                    --                     1                    12
                                            ------------          ------------          ------------          ------------
 Total Assets                                 10,946,779            25,143,757            26,915,357            83,052,836
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              126,036                    --                34,722                    --
 Payable for fund shares purchased                    --                 3,578                    --                17,721
 Other liabilities                                     1                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                               126,037                 3,579                34,722                17,721
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $10,820,742           $25,140,178           $26,880,635           $83,035,115
                                            ============          ============          ============          ============

                                              HARTFORD              HARTFORD              HARTFORD
                                               TOTAL                CAPITAL               DIVIDEND              HARTFORD
                                            RETURN BOND           APPRECIATION           AND GROWTH         GLOBAL RESEARCH
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   10,600,780             4,720,444             5,626,696               83,476
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
                                            ============          ============          ============           ==========
  Cost:
   Class IA                                 $122,193,106          $223,150,713          $110,959,693             $802,638
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
                                            ============          ============          ============           ==========
  Market Value:
   Class IA                                 $115,505,187          $199,956,068          $109,716,407             $830,014
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
 Due from Hartford Life and Annuity
  Insurance Company                               17,557                    --                18,962                   --
 Receivable from fund shares sold                     --                 4,140                    --                   --
 Other assets                                         33                    25                    23                   --
                                            ------------          ------------          ------------           ----------
 Total Assets                                115,522,777           199,960,233           109,735,392              830,014
                                            ------------          ------------          ------------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 4,140                    --                   --
 Payable for fund shares purchased                17,557                    --                18,962                   --
 Other liabilities                                    --                    --                    --                   --
                                            ------------          ------------          ------------           ----------
 Total Liabilities                                17,557                 4,140                18,962                   --
                                            ------------          ------------          ------------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $115,505,220          $199,956,093          $109,716,430             $830,014
                                            ============          ============          ============           ==========

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                   HARTFORD              HARTFORD
                                             HARTFORD            DISCIPLINED              GROWTH              HARTFORD
                                           GLOBAL GROWTH            EQUITY            OPPORTUNITIES          HIGH YIELD
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      68,159             1,369,084             1,037,397              205,939
   Class IB                                          --                    --                    --                   --
   Other class                                       --                    --                    --                   --
                                            ===========          ============          ============          ===========
  Cost:
   Class IA                                    $984,197           $16,296,190           $29,258,298           $1,710,062
   Class IB                                          --                    --                    --                   --
   Other class                                       --                    --                    --                   --
                                            ===========          ============          ============          ===========
  Market Value:
   Class IA                                  $1,064,767           $16,147,095           $26,829,153           $1,885,313
   Class IB                                          --                    --                    --                   --
   Other class                                       --                    --                    --                   --
 Due from Hartford Life and Annuity
  Insurance Company                               2,958                 5,919                   652                5,111
 Receivable from fund shares sold                    --                    --                    --                   --
 Other assets                                        --                    10                    --                   --
                                            -----------          ------------          ------------          -----------
 Total Assets                                 1,067,725            16,153,024            26,829,805            1,890,424
                                            -----------          ------------          ------------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                    --                   --
 Payable for fund shares purchased                2,958                 5,919                   652                5,111
 Other liabilities                                   --                    --                    --                   --
                                            -----------          ------------          ------------          -----------
 Total Liabilities                                2,958                 5,919                   652                5,111
                                            -----------          ------------          ------------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,064,767           $16,147,105           $26,829,153           $1,885,313
                                            ===========          ============          ============          ===========

                                                                    HARTFORD
                                              HARTFORD           INTERNATIONAL            HARTFORD              HARTFORD
                                               INDEX             OPPORTUNITIES             MIDCAP             MIDCAP VALUE
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,943,908             4,304,176             2,540,417             1,376,430
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $64,213,773           $56,277,675           $53,504,703           $17,566,390
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $50,930,034           $53,637,227           $66,085,320           $14,208,233
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               16,602                 5,928                 3,485                 4,303
 Receivable from fund shares sold                     --                    --                    --                    --
 Other assets                                          9                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                 50,946,645            53,643,155            66,088,805            14,212,536
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Payable for fund shares purchased                16,602                 5,928                 3,485                 4,303
 Other liabilities                                    --                    12                    11                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                16,602                 5,940                 3,496                 4,303
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $50,930,043           $53,637,215           $66,085,309           $14,208,233
                                            ============          ============          ============          ============

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                              HARTFORD              HARTFORD              HARTFORD           U.S. GOVERNMENT
                                            MONEY MARKET         SMALL COMPANY              STOCK               SECURITIES
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   94,765,393             1,827,550              1,984,318             1,329,635
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
                                            ============          ============          =============          ============
  Cost:
   Class IA                                  $94,765,393           $28,781,213           $119,003,074           $14,260,070
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
                                            ============          ============          =============          ============
  Market Value:
   Class IA                                  $94,765,393           $32,279,610            $81,325,105           $13,902,107
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                 2,798                     --                    --
 Receivable from fund shares sold                281,968                    --                  5,351                52,332
 Other assets                                         --                    --                     18                    --
                                            ------------          ------------          -------------          ------------
 Total Assets                                 95,047,361            32,282,408             81,330,474            13,954,439
                                            ------------          ------------          -------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              281,968                    --                  5,351                52,332
 Payable for fund shares purchased                    --                 2,798                     --                    --
 Other liabilities                                    --                     5                     --                     1
                                            ------------          ------------          -------------          ------------
 Total Liabilities                               281,968                 2,803                  5,351                52,333
                                            ------------          ------------          -------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $94,765,393           $32,279,605            $81,325,123           $13,902,106
                                            ============          ============          =============          ============

                                                                                      LORD ABBETT
                                            LORD ABBETT          LORD ABBETT           GROWTH &
                                         CAPITAL STRUCTURE     BOND-DEBENTURE           INCOME            MFS INVESTORS
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO          TRUST SERIES
                                          SUB-ACCOUNT (K)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                                  536,752              403,313              303,945               64,031
                                            ===========          ===========          ===========          ===========
  Cost:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                               $7,763,035           $4,327,018           $8,520,981           $1,253,012
                                            ===========          ===========          ===========          ===========
  Market Value:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                               $7,187,103           $4,811,522           $7,224,782           $1,283,180
 Due from Hartford Life and Annuity
  Insurance Company                               8,458                8,351               88,084                   --
 Receivable from fund shares sold                    --                   --                   --                   --
 Other assets                                        --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                 7,195,561            4,819,873            7,312,866            1,283,180
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                   --                   --
 Payable for fund shares purchased                8,458                8,351               88,084                   --
 Other liabilities                                   --                   --                    1                   --
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                8,458                8,351               88,085                   --
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,187,103           $4,811,522           $7,224,781           $1,283,180
                                            ===========          ===========          ===========          ===========

(k) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW             MFS TOTAL             MFS VALUE          MFS RESEARCH
                                         DISCOVERY SERIES       RETURN SERIES            SERIES             BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                   --                   --
   Class IB                                          --                    --                   --                   --
   Other class                                  312,902             1,381,937              498,970              359,156
                                            ===========          ============          ===========          ===========
  Cost:
   Class IA                                          --                    --                   --                   --
   Class IB                                          --                    --                   --                   --
   Other class                               $4,313,845           $28,169,083           $5,248,874           $4,462,704
                                            ===========          ============          ===========          ===========
  Market Value:
   Class IA                                          --                    --                   --                   --
   Class IB                                          --                    --                   --                   --
   Other class                               $5,729,241           $25,856,045           $6,476,635           $4,546,916
 Due from Hartford Life and Annuity
  Insurance Company                              50,463                    --                2,784                  129
 Receivable from fund shares sold                    --                 4,925                   --                   --
 Other assets                                        --                     1                   --                   --
                                            -----------          ------------          -----------          -----------
 Total Assets                                 5,779,704            25,860,971            6,479,419            4,547,045
                                            -----------          ------------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 4,925                   --                   --
 Payable for fund shares purchased               50,463                    --                2,784                  129
 Other liabilities                                   --                    --                   --                   --
                                            -----------          ------------          -----------          -----------
 Total Liabilities                               50,463                 4,925                2,784                  129
                                            -----------          ------------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $5,729,241           $25,856,046           $6,476,635           $4,546,916
                                            ===========          ============          ===========          ===========

                                                                   INVESCO
                                            UIF MID CAP        VAN KAMPEN V.I.         OPPENHEIMER           OPPENHEIMER
                                              GROWTH               MID CAP               CAPITAL               GLOBAL
                                             PORTFOLIO           VALUE FUND         APPRECIATION FUND      SECURITIES FUND
                                          SUB-ACCOUNT (L)      SUB-ACCOUNT (M)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                    --                    --
   Class IB                                          --                   --                    --                    --
   Other class                                  157,776              171,478                83,039               307,476
                                            ===========          ===========           ===========           ===========
  Cost:
   Class IA                                          --                   --                    --                    --
   Class IB                                          --                   --                    --                    --
   Other class                               $1,113,971           $2,412,842            $3,259,538            $9,895,676
                                            ===========          ===========           ===========           ===========
  Market Value:
   Class IA                                          --                   --                    --                    --
   Class IB                                          --                   --                    --                    --
   Other class                               $1,894,886           $2,181,195            $3,320,719            $9,236,591
 Due from Hartford Life and Annuity
  Insurance Company                                  79                   --                 2,718                 1,320
 Receivable from fund shares sold                    --                   --                    --                    --
 Other assets                                        --                   --                    --                    --
                                            -----------          -----------           -----------           -----------
 Total Assets                                 1,894,965            2,181,195             3,323,437             9,237,911
                                            -----------          -----------           -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                    --                    --
 Payable for fund shares purchased                   79                   --                 2,718                 1,320
 Other liabilities                                   --                   --                    --                    --
                                            -----------          -----------           -----------           -----------
 Total Liabilities                                   79                   --                 2,718                 1,320
                                            -----------          -----------           -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,894,886           $2,181,195            $3,320,719            $9,236,591
                                            ===========          ===========           ===========           ===========

(l) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(m) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               OPPENHEIMER          PUTNAM VT          PUTNAM VT
                                           OPPENHEIMER         MAIN STREET         DIVERSIFIED        GLOBAL ASSET
                                         MAIN STREET FUND     SMALL CAP FUND       INCOME FUND      ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --              93,889            31,200
   Class IB                                         --                  --             385,303                --
   Other class                                  77,644              57,938                  --                --
                                            ==========          ==========          ==========          ========
  Cost:
   Class IA                                         --                  --            $965,304          $576,705
   Class IB                                         --                  --           2,646,548                --
   Other class                              $1,785,240            $679,400                  --                --
                                            ==========          ==========          ==========          ========
  Market Value:
   Class IA                                         --                  --            $737,029          $461,754
   Class IB                                         --                  --           3,016,922                --
   Other class                              $1,608,003          $1,013,913                  --                --
 Due from Hartford Life and Annuity
  Insurance Company                                 39               1,051              57,077                --
 Receivable from fund shares sold                   --                  --                  --                --
 Other assets                                       --                  --                  --                --
                                            ----------          ----------          ----------          --------
 Total Assets                                1,608,042           1,014,964           3,811,028           461,754
                                            ----------          ----------          ----------          --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --                  --                --
 Payable for fund shares purchased                  39               1,051              57,077                --
 Other liabilities                                  --                  --                  --                --
                                            ----------          ----------          ----------          --------
 Total Liabilities                                  39               1,051              57,077                --
                                            ----------          ----------          ----------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,608,003          $1,013,913          $3,753,951          $461,754
                                            ==========          ==========          ==========          ========

                                            PUTNAM VT            PUTNAM VT           PUTNAM VT            PUTNAM VT
                                              GLOBAL            GROWTH AND         GLOBAL HEALTH            HIGH
                                           EQUITY FUND          INCOME FUND          CARE FUND           YIELD FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    357,262              850,784              98,519            1,378,272
   Class IB                                     35,451               96,549                  --            1,879,827
   Other class                                      --                   --                  --                   --
                                            ==========          ===========          ==========          ===========
  Cost:
   Class IA                                 $6,416,923          $23,017,281          $1,018,006          $12,415,644
   Class IB                                    352,358            2,126,340                  --           12,704,578
   Other class                                      --                   --                  --                   --
                                            ==========          ===========          ==========          ===========
  Market Value:
   Class IA                                 $3,897,724          $13,876,294          $1,221,635           $9,689,253
   Class IB                                    383,577            1,566,987                  --           13,102,392
   Other class                                      --                   --                  --                   --
 Due from Hartford Life and Annuity
  Insurance Company                              1,767                6,398                  --                2,427
 Receivable from fund shares sold                   --                   --                  --                   --
 Other assets                                       --                   --                  --                   --
                                            ----------          -----------          ----------          -----------
 Total Assets                                4,283,068           15,449,679           1,221,635           22,794,072
                                            ----------          -----------          ----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                  --                   --
 Payable for fund shares purchased               1,767                6,398                  --                2,427
 Other liabilities                                  --                   --                  --                   --
                                            ----------          -----------          ----------          -----------
 Total Liabilities                               1,767                6,398                  --                2,427
                                            ----------          -----------          ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $4,281,301          $15,443,281          $1,221,635          $22,791,645
                                            ==========          ===========          ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                    PUTNAM              PUTNAM VT             PUTNAM VT
                                             PUTNAM VT           INTERNATIONAL        INTERNATIONAL         INTERNATIONAL
                                            INCOME FUND           VALUE FUND           EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (N)        SUB-ACCOUNT         SUB-ACCOUNT (O)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      650,422              81,236              1,211,792              28,935
   Class IB                                      806,197                  --                364,665                  --
   Other class                                        --                  --                     --                  --
                                            ============           =========           ============            ========
  Cost:
   Class IA                                   $8,254,672           $1,154,854           $20,633,402            $452,981
   Class IB                                    9,960,991                  --              5,500,763                  --
   Other class                                        --                  --                     --                  --
                                            ============           =========           ============            ========
  Market Value:
   Class IA                                   $7,896,124            $767,675            $14,432,442            $500,001
   Class IB                                    9,698,544                  --              4,295,754                  --
   Other class                                        --                  --                     --                  --
 Due from Hartford Life and Annuity
  Insurance Company                                2,055                  --                  1,847                  --
 Receivable from fund shares sold                     --                  --                     --                   5
 Other assets                                         --                  --                      1                  --
                                            ------------           ---------           ------------            --------
 Total Assets                                 17,596,723             767,675             18,730,044             500,006
                                            ------------           ---------           ------------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                     --                   5
 Payable for fund shares purchased                 2,055                  --                  1,847                  --
 Other liabilities                                    --                  --                     --                  --
                                            ------------           ---------           ------------            --------
 Total Liabilities                                 2,055                  --                  1,847                   5
                                            ------------           ---------           ------------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,594,668            $767,675            $18,728,197            $500,001
                                            ============           =========           ============            ========

                                                                PUTNAM VT             PUTNAM VT              PUTNAM VT
                                            PUTNAM VT             MONEY               MULTI-CAP              SMALL CAP
                                          INVESTORS FUND       MARKET FUND           GROWTH FUND            VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (P)(Q)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    81,965             132,447                 449,290                    --
   Class IB                                        --                  --                  56,387               386,618
   Other class                                     --                  --                      --                    --
                                             ========            ========            ============           ===========
  Cost:
   Class IA                                  $971,096            $132,447             $10,806,833                    --
   Class IB                                        --                  --                 921,365            $7,480,816
   Other class                                     --                  --                      --                    --
                                             ========            ========            ============           ===========
  Market Value:
   Class IA                                  $831,942            $132,447              $9,286,831                    --
   Class IB                                        --                  --               1,147,484            $5,327,600
   Other class                                     --                  --                      --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                --                  --                   1,356                 1,096
 Receivable from fund shares sold                  --                  --                      --                    --
 Other assets                                      --                  --                      --                    --
                                             --------            --------            ------------           -----------
 Total Assets                                 831,942             132,447              10,435,671             5,328,696
                                             --------            --------            ------------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                  --                      --                    --
 Payable for fund shares purchased                 --                  --                   1,356                 1,096
 Other liabilities                                 --                  --                      --                    --
                                             --------            --------            ------------           -----------
 Total Liabilities                                 --                  --                   1,356                 1,096
                                             --------            --------            ------------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $831,942            $132,447             $10,434,315            $5,327,600
                                             ========            ========            ============           ===========

(n) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(o) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(p) Formerly Putnam VT New Opportunities Fund. Change effective September 1,
    2010.

(q) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT
                                           GEORGE PUTNAM           GLOBAL              PUTNAM VT
                                           BALANCED FUND       UTILITIES FUND         VOYAGER FUND
                                          SUB-ACCOUNT (R)        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     109,721               65,841               566,352
   Class IB                                          --                   --                53,152
   Other class                                       --                   --                    --
                                            ===========          ===========          ============
  Cost:
   Class IA                                  $1,119,852           $1,069,273           $26,628,231
   Class IB                                          --                   --             1,387,800
   Other class                                       --                   --                    --
                                            ===========          ===========          ============
  Market Value:
   Class IA                                    $791,086             $865,816           $22,048,081
   Class IB                                          --                   --             2,054,842
   Other class                                       --                   --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   --                58,761
 Receivable from fund shares sold                    --                   --                    --
 Other assets                                        --                   --                    --
                                            -----------          -----------          ------------
 Total Assets                                   791,086              865,816            24,161,684
                                            -----------          -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                    --
 Payable for fund shares purchased                   --                   --                58,761
 Other liabilities                                   --                   --                     1
                                            -----------          -----------          ------------
 Total Liabilities                                   --                   --                58,762
                                            -----------          -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $791,086             $865,816           $24,102,922
                                            ===========          ===========          ============

                                              PUTNAM VT             PUTNAM VT             INVESCO
                                               CAPITAL               EQUITY           VAN KAMPEN V.I.
                                         OPPORTUNITIES FUND        INCOME FUND         COMSTOCK FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (S)
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --               102,497                    --
   Class IB                                      331,672               291,856                    --
   Other class                                        --                    --             1,525,252
                                             ===========           ===========          ============
  Cost:
   Class IA                                           --              $928,525                    --
   Class IB                                   $5,065,045             3,683,595                    --
   Other class                                        --                    --           $19,927,676
                                             ===========           ===========          ============
  Market Value:
   Class IA                                           --            $1,387,816                    --
   Class IB                                   $5,442,741             3,922,543                    --
   Other class                                        --                    --           $17,799,696
 Due from Hartford Life and Annuity
  Insurance Company                                1,449                 1,979                 4,949
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------           -----------          ------------
 Total Assets                                  5,444,190             5,312,338            17,804,645
                                             -----------           -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --
 Payable for fund shares purchased                 1,449                 1,979                 4,949
 Other liabilities                                    --                    --                     1
                                             -----------           -----------          ------------
 Total Liabilities                                 1,449                 1,979                 4,950
                                             -----------           -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $5,442,741            $5,310,359           $17,799,695
                                             ===========           ===========          ============

(r) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(s)  Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           UNITS
                                                          OWNED BY           UNIT      CONTRACT
                                                        PARTICIPANTS      FAIR VALUE   LIABILITY
-------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value
 Portfolio -- Class B                                     1,552,532        $8.511980  $13,215,119
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                       805,588        13.525397   10,895,898
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                       417,626         9.390573    3,921,748
Invesco V.I. Capital Appreciation Fund -- Class
 S1                                                         197,799        10.143783    2,006,431
Invesco V.I. Core Equity Fund -- Class S1                   122,604        15.401643    1,888,309
Invesco V.I. International Growth Fund -- Class
 S1                                                         278,783         9.913898    2,763,828
Invesco V.I. Mid Cap Core Equity Fund -- Class S1           923,627        18.061560   16,682,140
Invesco V.I. Small Cap Equity Fund -- Class S1              344,989        13.803070    4,761,907
Invesco V.I. Capital Development Fund -- Class S1           101,399        11.925883    1,209,269
Invesco V.I. Global Multi-Asset Fund -- Class S1             44,100        15.998138      705,518
American Funds Asset Allocation Fund -- Class 2           4,964,885        15.709635   77,996,537
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                  3,060,168        14.924145   45,670,393
American Funds Bond Fund -- Class 2                       4,392,625        13.313285   58,480,264
American Funds Global Growth Fund -- Class 2             35,037,639         1.682911   58,965,229
American Funds Growth Fund -- Class 2                    165,066,194        1.228397  202,766,818
American Funds Growth-Income Fund -- Class 2             117,395,951        1.393495  163,590,671
American Funds International Fund -- Class 2              3,184,990        23.080421   73,510,920
American Funds New World Fund -- Class 2                  1,227,808        31.756414   38,990,788
American Funds Global Small Capitalization Fund --
 Class 2                                                 15,108,476         2.265511   34,228,419
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                       491,523         2.761290    1,357,237
Fidelity VIP Equity Income Fund Portfolio -- Class
 INIT                                                    10,062,909         2.878704   28,968,135
Fidelity VIP Equity Income Fund Portfolio -- Class
 SRV2                                                       496,607        10.769489    5,348,200
Fidelity VIP Contrafund Portfolio -- Class SRV2           3,102,034        12.684040   39,346,326
Fidelity VIP Overseas Portfolio -- Class INIT               814,505         2.395759    1,951,357
Fidelity VIP Mid Cap Portfolio -- Class SRV2              1,783,966        14.957023   26,682,817
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2            79,457        10.896238      865,784
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2           117,816        10.536819    1,241,402
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2            71,999        10.196865      734,164
Franklin Income Securities Fund -- Class 2                2,822,220        12.759824   36,011,031
Franklin Small Cap Value Securities Fund -- Class
 2                                                        1,337,181        20.751900   27,749,042
Franklin Strategic Income Securities Fund -- Class
 1                                                          851,204        12.419716   10,571,710
Mutual Shares Securities Fund -- Class 2                  3,005,025        15.294362   45,959,939
Templeton Foreign Securities Fund -- Class 2                 34,971        17.545864      613,599
Templeton Growth Securities Fund -- Class 2               1,114,493         9.709116   10,820,742
Mutual Global Discovery Securities Fund -- Class
 2                                                        1,990,390        12.630777   25,140,178
Templeton Global Bond Securities Fund -- Class 2          1,692,743        15.879928   26,880,635
Hartford Advisers HLS Fund -- Class IA                   24,394,921         3.403787   83,035,115
Hartford Total Return Bond HLS Fund -- Class IA          40,897,980         2.824228  115,505,220
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                      28,218,504         7.085992  199,956,093
Hartford Dividend and Growth HLS Fund -- Class IA        26,121,815         4.200184  109,716,430
Hartford Global Research HLS Fund -- Class IA                82,578        10.051239      830,014
Hartford Global Growth HLS Fund -- Class IA                 894,415         1.190460    1,064,767
Hartford Disciplined Equity HLS Fund -- Class IA         10,803,030         1.494683   16,147,105
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                       1,355,757        19.789063   26,829,153
Hartford High Yield HLS Fund -- Class IA                    113,912        16.550662    1,885,313
Hartford Index HLS Fund -- Class IA                      14,128,655         3.604734   50,930,043
Hartford International Opportunities HLS Fund --
 Class IA                                                16,193,677         3.312232   53,637,215
Hartford MidCap HLS Fund -- Class IA                     15,083,583         4.381274   66,085,309
Hartford MidCap Value HLS Fund -- Class IA                  681,362        20.852684   14,208,233
Hartford Money Market HLS Fund -- Class IA               52,745,929         1.796639   94,765,393
Hartford Small Company HLS Fund -- Class IA              13,301,134         2.426831   32,279,605
Hartford Stock HLS Fund -- Class IA                      21,605,658         3.764066   81,325,123
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                 1,301,168        10.684330   13,902,106
Lord Abbett Capital Structure Portfolio -- Class
 VC                                                         581,221        12.365526    7,187,103
Lord Abbett Bond-Debenture Portfolio -- Class VC            378,240        12.720824    4,811,522
Lord Abbett Growth and Income Portfolio -- Class
 VC                                                         647,055        11.165635    7,224,781
MFS Investors Trust Series -- Class INIT                    104,541        12.274423    1,283,180
MFS New Discovery Series -- Class INIT                      269,192        21.283072    5,729,241
MFS Total Return Series -- Class INIT                     1,779,308        14.531519   25,856,046

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           UNITS
                                                          OWNED BY           UNIT      CONTRACT
                                                        PARTICIPANTS      FAIR VALUE   LIABILITY
-------------------------------------------------------------------------------------------------
MFS Value Series -- Class INIT                              642,059       $10.087285   $6,476,635
MFS Research Bond Series -- Class INIT                      362,597        12.539864    4,546,916
UIF Mid Cap Growth Portfolio -- Class II                    154,053        12.300233    1,894,886
Invesco Van Kampen V.I. Mid Cap Value Fund --
 Class S2                                                   203,562        10.715150    2,181,195
Oppenheimer Capital Appreciation Fund -- Class
 SRV                                                        304,209        10.915899    3,320,719
Oppenheimer Global Securities Fund -- Class SRV             719,960        12.829306    9,236,591
Oppenheimer Main Street Fund -- Class SRV                   142,665        11.271167    1,608,003
Oppenheimer Main Street Small Cap Fund -- Class
 SRV                                                         88,043        11.516057    1,013,913
Putnam VT Diversified Income Fund -- Class IA                28,138        26.192973      737,029
Putnam VT Diversified Income Fund -- Class IB               239,678        12.587405    3,016,922
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                          14,989        30.806593      461,754
Putnam VT Global Equity Fund -- Class IA                    152,229        25.604302    3,897,724
Putnam VT Global Equity Fund -- Class IB                     25,537        15.020302      383,577
Putnam VT Growth and Income Fund -- Class IA                431,330        32.170965   13,876,294
Putnam VT Growth and Income Fund -- Class IB                118,978        13.170377    1,566,987
Putnam VT Global Health Care Fund -- Class IA                78,973        15.468968    1,221,635
Putnam VT High Yield Fund -- Class IA                       292,819        33.089518    9,689,253
Putnam VT High Yield Fund -- Class IB                       730,745        17.930173   13,102,392
Putnam VT Income Fund -- Class IA                           284,009        27.802373    7,896,124
Putnam VT Income Fund -- Class IB                           676,152        14.343729    9,698,544
Putnam International Value Fund -- Class IA                  47,035        16.321304      767,675
Putnam VT International Equity Fund -- Class IA             852,427        16.931002   14,432,442
Putnam VT International Equity Fund -- Class IB             261,544        16.424598    4,295,755
Putnam VT International Growth Fund -- Class IA              28,584        17.492096      500,001
Putnam VT Investors Fund -- Class IA                         78,782        10.560103      831,942
Putnam VT Money Market Fund -- Class IA                      73,461         1.802966      132,447
Putnam VT Multi-Cap Growth Fund -- Class IA                 367,186        25.291913    9,286,831
Putnam VT Multi-Cap Growth Fund -- Class IB                  73,897        15.528059    1,147,484
Putnam VT Small Cap Value Fund -- Class IB                  514,718        10.350514    5,327,600
Putnam VT George Putnam Balanced Fund -- Class IA            58,996        13.409259      791,086
Putnam VT Global Utilities Fund -- Class IA                  29,669        29.182239      865,816
Putnam VT Voyager Fund -- Class IA                          514,611        42.844173   22,048,080
Putnam VT Voyager Fund -- Class IB                          119,010        17.266105    2,054,842
Putnam VT Capital Opportunities Fund -- Class IB            272,924        19.942323    5,442,741
Putnam VT Equity Income Fund -- Class IA                     88,738        15.639461    1,387,817
Putnam VT Equity Income Fund -- Class IB                    241,390        16.249834    3,922,542
Invesco Van Kampen V.I. Comstock Fund -- Class S2         1,586,259        11.221180   17,799,695

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                            INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $338,175                 $24,131                $63,997               $13,543
                                               --------              ----------               --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   54,797                 (27,156)                23,232                 8,690
 Net realized gain on distributions                  --                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      154,745               2,196,237                362,629               248,293
                                               --------              ----------               --------              --------
  Net gain (loss) on investments                209,542               2,169,081                385,861               256,983
                                               --------              ----------               --------              --------
  Net increase (decrease) in net
   assets resulting from
   operations                                  $547,717              $2,193,212               $449,858              $270,526
                                               ========              ==========               ========              ========

                                          INVESCO V.I.      INVESCO V.I.       INVESCO V.I.       INVESCO V.I.
                                              CORE         INTERNATIONAL       MID CAP CORE        SMALL CAP
                                          EQUITY FUND       GROWTH FUND        EQUITY FUND        EQUITY FUND
                                        SUB-ACCOUNT (B)   SUB-ACCOUNT (C)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)
--------------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $17,512           $52,114             $87,629              $ --
                                            --------          --------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 6,879             4,038             290,178           (10,752)
 Net realized gain on distributions               --                --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   142,214           250,505           1,690,993           999,307
                                            --------          --------          ----------          --------
  Net gain (loss) on investments             149,093           254,543           1,981,171           988,555
                                            --------          --------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                               $166,605          $306,657          $2,068,800          $988,555
                                            ========          ========          ==========          ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                            AMERICAN FUNDS
                                             INVESCO V.I.          INVESCO V.I.        AMERICAN FUNDS          BLUE CHIP
                                               CAPITAL                GLOBAL                ASSET             INCOME AND
                                           DEVELOPMENT FUND      MULTI-ASSET FUND      ALLOCATION FUND        GROWTH FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (G)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                $2,283             $1,456,969             $740,260
                                               --------               -------            -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   33,420                   (17)              (507,949)             135,275
 Net realized gain on distributions                  --                    --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      176,024                57,784              7,978,906            4,203,487
                                               --------               -------            -----------          -----------
  Net gain (loss) on investments                209,444                57,767              7,470,957            4,338,762
                                               --------               -------            -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations            $209,444               $60,050             $8,927,926           $5,079,022
                                               ========               =======            ===========          ===========


                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                             BOND FUND           GROWTH FUND          GROWTH FUND          GROWTH-INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,768,756             $808,068            $1,332,967              $2,265,494
                                            -----------          -----------          ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  229,607             (426,303)           (2,485,315)             (2,599,700)
 Net realized gain on distributions                  --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,786,706            5,770,756            33,539,567              17,058,415
                                            -----------          -----------          ------------            ------------
  Net gain (loss) on investments              2,016,313            5,344,453            31,054,252              14,458,715
                                            -----------          -----------          ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $3,785,069           $6,152,521           $32,387,219             $16,724,209
                                            ===========          ===========          ============            ============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         ASSET MANAGER
                                         INTERNATIONAL FUND      NEW WORLD FUND      CAPITALIZATION FUND       PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,405,726              $556,103              $530,233             $21,981
                                             -----------           -----------           -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (516,088)              (42,341)             (246,222)            (62,296)
 Net realized gain on distributions                   --                    --                    --               6,607
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,879,550             5,279,933             6,019,292             214,368
                                             -----------           -----------           -----------            --------
  Net gain (loss) on investments               3,363,462             5,237,592             5,773,070             158,679
                                             -----------           -----------           -----------            --------
  Net increase (decrease) in net
   assets resulting from operations           $4,769,188            $5,793,695            $6,303,303            $180,660
                                             ===========           ===========           ===========            ========

                                            FIDELITY VIP
                                               EQUITY            FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                            INCOME FUND           CONTRAFUND            OVERSEAS             MID CAP
                                             PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $573,722              $361,710            $25,246               $28,915
                                             ----------           -----------           --------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,143,814)               35,739            (39,429)               11,873
 Net realized gain on distributions                  --                16,512              3,443                74,687
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,203,433             5,262,409            233,084             5,716,649
                                             ----------           -----------           --------           -----------
  Net gain (loss) on investments              4,059,619             5,314,660            197,098             5,803,209
                                             ----------           -----------           --------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $4,633,341            $5,676,370           $222,344            $5,832,124
                                             ==========           ===========           ========           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          FIDELITY VIP        FIDELITY VIP       FIDELITY VIP          FRANKLIN
                                          FREEDOM 2010        FREEDOM 2020       FREEDOM 2030           INCOME
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO        SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $16,055             $23,327            $12,212            $2,249,727
                                             -------            --------            -------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   201               1,863                (94)               93,456
 Net realized gain on distributions           14,227               7,666              3,953                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    60,204              94,522             56,025             1,750,853
                                             -------            --------            -------           -----------
  Net gain (loss) on investments              74,632             104,051             59,884             1,844,309
                                             -------            --------            -------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $90,687            $127,378            $72,096            $4,094,036
                                             =======            ========            =======           ===========

                                             FRANKLIN             FRANKLIN
                                             SMALL CAP           STRATEGIC                                 TEMPLETON
                                               VALUE               INCOME           MUTUAL SHARES           FOREIGN
                                          SECURITIES FUND     SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $182,616           $431,787              $692,152             $5,650
                                            -----------           --------           -----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  146,652             12,494              (123,546)               (32)
 Net realized gain on distributions                  --                 --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,837,477            483,175             4,110,630             54,900
                                            -----------           --------           -----------            -------
  Net gain (loss) on investments              5,984,129            495,669             3,987,084             54,868
                                            -----------           --------           -----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $6,166,745           $927,456            $4,679,236            $60,518
                                            ===========           ========           ===========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            TEMPLETON             MUTUAL              TEMPLETON             HARTFORD
                                              GROWTH         GLOBAL DISCOVERY        GLOBAL BOND            ADVISERS
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND          HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $138,650              $287,540             $320,477           $1,143,981
                                             --------           -----------          -----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 20,663                 3,541               31,390           (2,120,600)
 Net realized gain on distributions                --                    --               57,975                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    597,497             2,308,344            2,597,165           10,251,545
                                             --------           -----------          -----------           ----------
  Net gain (loss) on investments              618,160             2,311,885            2,686,530            8,130,945
                                             --------           -----------          -----------           ----------
  Net increase (decrease) in net
   assets resulting from operations          $756,810            $2,599,425           $3,007,007           $9,274,926
                                             ========           ===========          ===========           ==========

                                             HARTFORD              HARTFORD              HARTFORD
                                               TOTAL               CAPITAL               DIVIDEND             HARTFORD
                                            RETURN BOND          APPRECIATION           AND GROWTH         GLOBAL RESEARCH
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $4,873,092            $1,396,266            $1,998,115             $4,758
                                            -----------          ------------          ------------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  279,916            (6,903,174)           (1,156,850)               909
 Net realized gain on distributions                  --                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,491,300            34,401,131            12,099,142             56,656
                                            -----------          ------------          ------------            -------
  Net gain (loss) on investments              3,771,216            27,497,957            10,942,292             57,565
                                            -----------          ------------          ------------            -------
  Net increase (decrease) in net
   assets resulting from operations          $8,644,308           $28,894,223           $12,940,407            $62,323
                                            ===========          ============          ============            =======

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        HARTFORD            HARTFORD
                                     HARTFORD         DISCIPLINED            GROWTH            HARTFORD
                                  GLOBAL GROWTH          EQUITY          OPPORTUNITIES        HIGH YIELD
                                     HLS FUND           HLS FUND            HLS FUND           HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,611            $196,959              $3,476           $10,492
                                     --------          ----------          ----------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (931)             58,412              60,856             4,408
 Net realized gain on
  distributions                            --                  --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     131,588           1,745,296           3,988,656           193,016
                                     --------          ----------          ----------          --------
  Net gain (loss) on
   investments                        130,657           1,803,708           4,049,512           197,424
                                     --------          ----------          ----------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $133,268          $2,000,667          $4,052,988          $207,916
                                     ========          ==========          ==========          ========

                                                          HARTFORD
                                      HARTFORD         INTERNATIONAL          HARTFORD             HARTFORD
                                       INDEX           OPPORTUNITIES           MIDCAP            MIDCAP VALUE
                                      HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (J)        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $822,025            $672,951             $147,991             $76,936
                                     ----------          ----------          -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (680,699)         (3,186,352)          (1,417,387)           (149,239)
 Net realized gain on
  distributions                              --                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     6,490,292           9,181,533           14,233,748           2,951,417
                                     ----------          ----------          -----------          ----------
  Net gain (loss) on
   investments                        5,809,593           5,995,181           12,816,361           2,802,178
                                     ----------          ----------          -----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $6,631,618          $6,668,132          $12,964,352          $2,879,114
                                     ==========          ==========          ===========          ==========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                             HARTFORD              HARTFORD           U.S. GOVERNMENT           HARTFORD
                                           SMALL COMPANY            STOCK               SECURITIES                VALUE
                                             HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (K)(L)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $891,943             $636,564                $31,517
                                            -----------          ------------            ---------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  383,250            (2,710,654)              13,433             (3,327,767)
 Net realized gain on distributions                  --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,076,603            12,668,531             (102,107)             3,909,077
                                            -----------          ------------            ---------             ----------
  Net gain (loss) on investments              6,459,853             9,957,877              (88,674)               581,310
                                            -----------          ------------            ---------             ----------
  Net increase (decrease) in net
   assets resulting from
   operations                                $6,459,853           $10,849,820             $547,890               $612,827
                                            ===========          ============            =========             ==========

                                                                                        LORD ABBETT
                                            LORD ABBETT           LORD ABBETT             GROWTH &
                                         CAPITAL STRUCTURE       BOND-DEBENTURE            INCOME           MFS INVESTORS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO           TRUST SERIES
                                          SUB-ACCOUNT (M)         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $193,227              $282,348                $36,469             $20,616
                                              --------              --------             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   8,314                 9,944                  5,582              61,294
 Net realized gain on distributions                 --                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     726,708               181,638              1,004,705              27,017
                                              --------              --------             ----------            --------
  Net gain (loss) on investments               735,022               191,582              1,010,287              88,311
                                              --------              --------             ----------            --------
  Net increase (decrease) in net
   assets resulting from
   operations                                 $928,249              $473,930             $1,046,756            $108,927
                                              ========              ========             ==========            ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l)  Not funded as of December 31, 2010

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW             MFS TOTAL           MFS VALUE          MFS RESEARCH
                                         DISCOVERY SERIES       RETURN SERIES           SERIES           BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $721,990            $77,400             $53,699
                                            -----------          -----------           --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   90,227             (217,054)            19,343                (470)
 Net realized gain on distributions                  --                   --                 --               5,544
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,453,406            1,983,452            577,196              81,827
                                            -----------          -----------           --------            --------
  Net gain (loss) on investments              1,543,633            1,766,398            596,539              86,901
                                            -----------          -----------           --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,543,633           $2,488,388           $673,939            $140,600
                                            ===========          ===========           ========            ========

                                                                    INVESCO
                                            UIF MID CAP         VAN KAMPEN V.I.          OPPENHEIMER            OPPENHEIMER
                                               GROWTH               MID CAP                CAPITAL                GLOBAL
                                             PORTFOLIO             VALUE FUND         APPRECIATION FUND       SECURITIES FUND
                                          SUB-ACCOUNT (N)       SUB-ACCOUNT (O)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $18,451                   $ --                 $99,989
                                              --------              --------               --------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  52,838               157,795                  8,666                   8,323
 Net realized gain on distributions                 --                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     455,247               249,450                271,079               1,135,322
                                              --------              --------               --------             -----------
  Net gain (loss) on investments               508,085               407,245                279,745               1,143,645
                                              --------              --------               --------             -----------
  Net increase (decrease) in net
   assets resulting from operations           $508,085              $425,696               $279,745              $1,243,634
                                              ========              ========               ========             ===========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 OPPENHEIMER          PUTNAM VT           PUTNAM VT
                                            OPPENHEIMER          MAIN STREET         DIVERSIFIED         GLOBAL ASSET
                                          MAIN STREET FUND      SMALL CAP FUND       INCOME FUND       ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $12,619               $3,804            $434,965             $27,999
                                              --------             --------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  10,392                5,079               1,417             (20,659)
 Net realized gain on distributions                 --                   --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     202,849              183,796             (46,905)             58,632
                                              --------             --------            --------            --------
  Net gain (loss) on investments               213,241              188,875             (45,488)             37,973
                                              --------             --------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $225,860             $192,679            $389,477             $65,972
                                              ========             ========            ========            ========

                                             PUTNAM VT            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                              GLOBAL              GROWTH AND         GLOBAL HEALTH            HIGH
                                            EQUITY FUND          INCOME FUND           CARE FUND           YIELD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $107,421              $263,747             $29,339            $1,773,792
                                             ---------            ----------            --------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (731,413)           (1,078,393)             44,848               707,521
 Net realized gain on distributions                 --                    --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,018,955             2,841,259             (44,667)              488,438
                                             ---------            ----------            --------           -----------
  Net gain (loss) on investments               287,542             1,762,866                 181             1,195,959
                                             ---------            ----------            --------           -----------
  Net increase (decrease) in net
   assets resulting from operations           $394,963            $2,026,613             $29,520            $2,969,751
                                             =========            ==========            ========           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                    PUTNAM              PUTNAM VT            PUTNAM VT
                                             PUTNAM VT          INTERNATIONAL         INTERNATIONAL        INTERNATIONAL
                                            INCOME FUND           VALUE FUND           EQUITY FUND          GROWTH FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (P)         SUB-ACCOUNT        SUB-ACCOUNT (Q)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,017,117             $26,380               $669,967             $16,254
                                            -----------            --------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   58,386             (59,170)              (500,936)            (38,983)
 Net realized gain on distributions                  --                  --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (338,770)             82,984              1,546,163              77,701
                                            -----------            --------            -----------            --------
  Net gain (loss) on investments               (280,384)             23,814              1,045,227              38,718
                                            -----------            --------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,736,733             $50,194             $1,715,194             $54,972
                                            ===========            ========            ===========            ========

                                                               PUTNAM VT           PUTNAM VT              PUTNAM VT
                                            PUTNAM VT            MONEY             MULTI-CAP              SMALL CAP
                                          INVESTORS FUND      MARKET FUND         GROWTH FUND            VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (R)(S)        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $12,227             $63                 $51,516                $14,174
                                             --------             ---              ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (44,681)             --              (1,369,226)               117,077
 Net realized gain on distributions                --              --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    139,928              --               3,181,594              1,019,092
                                             --------             ---              ----------            -----------
  Net gain (loss) on investments               95,247              --               1,812,368              1,136,169
                                             --------             ---              ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $107,474             $63              $1,863,884             $1,150,343
                                             ========             ===              ==========            ===========

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(s) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           PUTNAM VT        PUTNAM VT
                                         GEORGE PUTNAM       GLOBAL           PUTNAM VT
                                         BALANCED FUND   UTILITIES FUND      VOYAGER FUND
                                        SUB-ACCOUNT (T)    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $50,647          $40,981            $338,488
                                            -------          -------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (148,548)        (75,282)         (2,603,426)
 Net realized gain on distributions              --               --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  186,600           45,930           6,652,216
                                            -------          -------          ----------
  Net gain (loss) on investments             38,052          (29,352)          4,048,790
                                            -------          -------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $88,699          $11,629          $4,387,278
                                            =======          =======          ==========

                                            PUTNAM VT          PUTNAM VT           INVESCO
                                             CAPITAL             EQUITY        VAN KAMPEN V.I.
                                        OPPORTUNITIES FUND    INCOME FUND       COMSTOCK FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (U)
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $12,450          $121,809             $21,514
                                            ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (16,061)         (216,015)             37,553
 Net realized gain on distributions                 --                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,253,081           693,643           2,376,711
                                            ----------          --------          ----------
  Net gain (loss) on investments             1,237,020           477,628           2,414,264
                                            ----------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $1,249,470          $599,437          $2,435,778
                                            ==========          ========          ==========

(t) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                            INTERNATIONAL           SMALL/MID-CAP           INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $338,175                 $24,131                $63,997               $13,543
 Net realized gain (loss) on security
  transactions                                    54,797                 (27,156)                23,232                 8,690
 Capital gains income                                 --                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       154,745               2,196,237                362,629               248,293
                                             -----------             -----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      547,717               2,193,212                449,858               270,526
                                             -----------             -----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,207,036               1,331,842                531,691               324,248
 Net transfers                                  (547,182)              1,036,957                144,701               (45,271)
 Surrenders for benefit payments and
  fees                                          (454,306)               (375,047)              (171,150)              (81,916)
 Net loan activity                              (103,617)                (60,406)               (45,897)               (2,123)
 Cost of insurance                            (1,464,827)               (984,392)              (393,580)             (246,414)
                                             -----------             -----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (362,896)                948,954                 65,765               (51,476)
                                             -----------             -----------             ----------            ----------
 Net increase (decrease) in net
  assets                                         184,821               3,142,166                515,623               219,050
NET ASSETS:
 Beginning of year                            13,030,298               7,753,732              3,406,124             1,787,381
                                             -----------             -----------             ----------            ----------
 End of year                                 $13,215,119             $10,895,898             $3,921,748            $2,006,431
                                             ===========             ===========             ==========            ==========

                                           INVESCO V.I.        INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                               CORE           INTERNATIONAL        MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND         EQUITY FUND
                                         SUB-ACCOUNT (B)     SUB-ACCOUNT (C)      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $17,512             $52,114              $87,629                $ --
 Net realized gain (loss) on security
  transactions                                   6,879               4,038              290,178             (10,752)
 Capital gains income                               --                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     142,214             250,505            1,690,993             999,307
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    166,605             306,657            2,068,800             988,555
                                            ----------          ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     194,118             235,157            1,681,101             399,197
 Net transfers                                  10,313             962,734             (469,269)            680,518
 Surrenders for benefit payments and
  fees                                        (166,321)            (80,766)          (1,174,482)            (83,537)
 Net loan activity                              24,353               2,280             (326,069)            (13,850)
 Cost of insurance                            (166,836)           (185,908)          (1,307,959)           (292,412)
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (104,373)            933,497           (1,596,678)            689,916
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net
  assets                                        62,232           1,240,154              472,122           1,678,471
NET ASSETS:
 Beginning of year                           1,826,077           1,523,674           16,210,018           3,083,436
                                            ----------          ----------          -----------          ----------
 End of year                                $1,888,309          $2,763,828          $16,682,140          $4,761,907
                                            ==========          ==========          ===========          ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                            INVESCO V.I.           INVESCO V.I.         AMERICAN FUNDS          BLUE CHIP
                                               CAPITAL                GLOBAL                ASSET               INCOME AND
                                          DEVELOPMENT FUND       MULTI-ASSET FUND      ALLOCATION FUND         GROWTH FUND
                                           SUB-ACCOUNT (F)       SUB-ACCOUNT (G)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --               $2,283              $1,456,969              $740,260
 Net realized gain (loss) on security
  transactions                                    33,420                  (17)               (507,949)              135,275
 Capital gains income                                 --                   --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       176,024               57,784               7,978,906             4,203,487
                                             -----------             --------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      209,444               60,050               8,927,926             5,079,022
                                             -----------             --------            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       134,851               27,793               8,222,639             4,949,198
 Net transfers                                  (223,297)             350,291              (2,136,031)              572,735
 Surrenders for benefit payments and
  fees                                           (36,927)             (26,031)             (5,002,764)           (2,572,764)
 Net loan activity                                (2,713)                  --                (210,921)             (264,199)
 Cost of insurance                              (124,457)             (30,362)             (7,543,351)           (4,136,988)
                                             -----------             --------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (252,543)             321,691              (6,670,428)           (1,452,018)
                                             -----------             --------            ------------          ------------
 Net increase (decrease) in net assets           (43,099)             381,741               2,257,498             3,627,004
NET ASSETS:
 Beginning of year                             1,252,368              323,777              75,739,039            42,043,389
                                             -----------             --------            ------------          ------------
 End of year                                  $1,209,269             $705,518             $77,996,537           $45,670,393
                                             ===========             ========            ============          ============


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND            GROWTH FUND         GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,768,756              $808,068             $1,332,967              $2,265,494
 Net realized gain (loss) on security
  transactions                                   229,607              (426,303)            (2,485,315)             (2,599,700)
 Capital gains income                                 --                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,786,706             5,770,756             33,539,567              17,058,415
                                            ------------          ------------          -------------           -------------
 Net increase (decrease) in net assets
  resulting from operations                    3,785,069             6,152,521             32,387,219              16,724,209
                                            ------------          ------------          -------------           -------------
UNIT TRANSACTIONS:
 Purchases                                     5,850,811             5,407,119             22,361,226              17,078,705
 Net transfers                                (1,258,463)             (556,654)            (7,642,033)             (3,523,516)
 Surrenders for benefit payments and
  fees                                        (3,277,886)           (2,760,611)           (10,352,339)             (9,293,960)
 Net loan activity                              (315,959)             (376,043)            (1,206,300)               (979,094)
 Cost of insurance                            (5,566,793)           (4,667,544)           (17,461,690)            (14,209,234)
                                            ------------          ------------          -------------           -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,568,290)           (2,953,733)           (14,301,136)            (10,927,099)
                                            ------------          ------------          -------------           -------------
 Net increase (decrease) in net assets          (783,221)            3,198,788             18,086,083               5,797,110
NET ASSETS:
 Beginning of year                            59,263,485            55,766,441            184,680,735             157,793,561
                                            ------------          ------------          -------------           -------------
 End of year                                 $58,480,264           $58,965,229           $202,766,818            $163,590,671
                                            ============          ============          =============           =============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND      NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,405,726              $556,103               $530,233               $21,981
 Net realized gain (loss) on security
  transactions                                  (516,088)              (42,341)              (246,222)              (62,296)
 Capital gains income                                 --                    --                     --                 6,607
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,879,550             5,279,933              6,019,292               214,368
                                            ------------          ------------           ------------           -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,769,188             5,793,695              6,303,303               180,660
                                            ------------          ------------           ------------           -----------
UNIT TRANSACTIONS:
 Purchases                                     7,258,215             3,647,563              2,970,153                    --
 Net transfers                                   545,583             1,382,879               (101,916)               (2,646)
 Surrenders for benefit payments and
  fees                                        (3,759,561)           (1,909,858)            (1,959,488)             (148,714)
 Net loan activity                              (443,171)             (245,290)              (226,274)               (2,800)
 Cost of insurance                            (6,167,838)           (3,092,656)            (2,733,342)             (132,108)
                                            ------------          ------------           ------------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,566,772)             (217,362)            (2,050,867)             (286,268)
                                            ------------          ------------           ------------           -----------
 Net increase (decrease) in net assets         2,202,416             5,576,333              4,252,436              (105,608)
NET ASSETS:
 Beginning of year                            71,308,504            33,414,455             29,975,983             1,462,845
                                            ------------          ------------           ------------           -----------
 End of year                                 $73,510,920           $38,990,788            $34,228,419            $1,357,237
                                            ============          ============           ============           ===========

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                           EQUITY INCOME           CONTRAFUND            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $573,722              $361,710              $25,246               $28,915
 Net realized gain (loss) on security
  transactions                                (1,143,814)               35,739              (39,429)               11,873
 Capital gains income                                 --                16,512                3,443                74,687
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,203,433             5,262,409              233,084             5,716,649
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    4,633,341             5,676,370              222,344             5,832,124
                                            ------------          ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     3,245,696             5,114,521                   --             2,831,926
 Net transfers                                (1,007,351)              979,607              (33,061)            1,496,600
 Surrenders for benefit payments and
  fees                                        (2,469,697)           (1,209,742)             (88,319)             (942,997)
 Net loan activity                              (181,257)             (216,769)                 324              (126,414)
 Cost of insurance                            (3,022,054)           (3,762,357)             (96,534)           (2,435,088)
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,434,663)              905,260             (217,590)              824,027
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets         1,198,678             6,581,630                4,754             6,656,151
NET ASSETS:
 Beginning of year                            33,117,657            32,764,696            1,946,603            20,026,666
                                            ------------          ------------          -----------          ------------
 End of year                                 $34,316,335           $39,346,326           $1,951,357           $26,682,817
                                            ============          ============          ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY VIP       FIDELITY VIP       FIDELITY VIP         FRANKLIN
                                   FREEDOM 2010       FREEDOM 2020       FREEDOM 2030          INCOME
                                    PORTFOLIO          PORTFOLIO          PORTFOLIO        SECURITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $16,055             $23,327           $12,212           $2,249,727
 Net realized gain (loss) on
  security transactions                   201               1,863               (94)              93,456
 Capital gains income                  14,227               7,666             3,953                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      60,204              94,522            56,025            1,750,853
                                     --------          ----------          --------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           90,687             127,378            72,096            4,094,036
                                     --------          ----------          --------          -----------
UNIT TRANSACTIONS:
 Purchases                             34,384              74,905            38,423            3,959,231
 Net transfers                        212,542             574,434           548,703              107,157
 Surrenders for benefit
  payments and fees                   (40,055)            (27,441)           (3,241)          (1,350,496)
 Net loan activity                         50             (29,867)          (12,854)            (196,959)
 Cost of insurance                    (67,861)            (82,662)          (50,082)          (3,356,377)
                                     --------          ----------          --------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        139,060             509,369           520,949             (837,444)
                                     --------          ----------          --------          -----------
 Net increase (decrease) in net
  assets                              229,747             636,747           593,045            3,256,592
NET ASSETS:
 Beginning of year                    636,037             604,655           141,119           32,754,439
                                     --------          ----------          --------          -----------
 End of year                         $865,784          $1,241,402          $734,164          $36,011,031
                                     ========          ==========          ========          ===========

                                      FRANKLIN             FRANKLIN
                                      SMALL CAP            STRATEGIC                               TEMPLETON
                                        VALUE               INCOME            MUTUAL SHARES         FOREIGN
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND    SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $182,616             $431,787             $692,152            $5,650
 Net realized gain (loss) on
  security transactions                  146,652               12,494             (123,546)              (32)
 Capital gains income                         --                   --                   --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      5,837,477              483,175            4,110,630            54,900
                                     -----------          -----------          -----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                           6,166,745              927,456            4,679,236            60,518
                                     -----------          -----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                             2,659,746              768,682            5,850,336            33,243
 Net transfers                          (295,119)           3,154,033           (1,053,962)          458,574
 Surrenders for benefit
  payments and fees                   (1,185,673)            (836,276)          (2,640,432)           (3,270)
 Net loan activity                      (194,229)             (21,501)            (309,443)            1,867
 Cost of insurance                    (2,119,242)            (628,528)          (4,288,907)          (28,192)
                                     -----------          -----------          -----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (1,134,517)           2,436,410           (2,442,408)          462,222
                                     -----------          -----------          -----------          --------
 Net increase (decrease) in net
  assets                               5,032,228            3,363,866            2,236,828           522,740
NET ASSETS:
 Beginning of year                    22,716,814            7,207,844           43,723,111            90,859
                                     -----------          -----------          -----------          --------
 End of year                         $27,749,042          $10,571,710          $45,959,939          $613,599
                                     ===========          ===========          ===========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             TEMPLETON               MUTUAL              TEMPLETON              HARTFORD
                                               GROWTH           GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $138,650              $287,540              $320,477            $1,143,981
 Net realized gain (loss) on security
  transactions                                    20,663                 3,541                31,390            (2,120,600)
 Capital gains income                                 --                    --                57,975                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       597,497             2,308,344             2,597,165            10,251,545
                                            ------------          ------------          ------------           -----------
 Net increase (decrease) in net assets
  resulting from operations                      756,810             2,599,425             3,007,007             9,274,926
                                            ------------          ------------          ------------           -----------
UNIT TRANSACTIONS:
 Purchases                                     1,651,482             2,849,388             1,546,097             7,479,834
 Net transfers                                  (388,645)            2,064,818             9,113,383            (2,760,936)
 Surrenders for benefit payments and
  fees                                          (321,679)             (856,613)           (2,093,946)           (6,127,885)
 Net loan activity                               (50,627)             (140,498)              (62,222)             (378,725)
 Cost of insurance                            (1,116,433)           (2,070,605)           (1,646,918)           (8,403,665)
                                            ------------          ------------          ------------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (225,902)            1,846,490             6,856,394           (10,191,377)
                                            ------------          ------------          ------------           -----------
 Net increase (decrease) in net assets           530,908             4,445,915             9,863,401              (916,451)
NET ASSETS:
 Beginning of year                            10,289,834            20,694,263            17,017,234            83,951,566
                                            ------------          ------------          ------------           -----------
 End of year                                 $10,820,742           $25,140,178           $26,880,635           $83,035,115
                                            ============          ============          ============           ===========

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND               HARTFORD
                                             RETURN BOND           APPRECIATION            AND GROWTH          GLOBAL RESEARCH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $4,873,092             $1,396,266             $1,998,115              $4,758
 Net realized gain (loss) on security
  transactions                                    279,916             (6,903,174)            (1,156,850)                909
 Capital gains income                                  --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,491,300             34,401,131             12,099,142              56,656
                                            -------------          -------------          -------------            --------
 Net increase (decrease) in net assets
  resulting from operations                     8,644,308             28,894,223             12,940,407              62,323
                                            -------------          -------------          -------------            --------
UNIT TRANSACTIONS:
 Purchases                                     10,760,589             15,361,867             10,621,624              25,073
 Net transfers                                    137,355             (7,270,254)            (1,929,084)            440,950
 Surrenders for benefit payments and
  fees                                        (11,038,916)           (12,290,959)            (6,167,104)            (21,791)
 Net loan activity                               (753,704)            (1,432,816)              (755,543)               (731)
 Cost of insurance                            (11,056,180)           (15,752,711)            (9,495,298)            (31,529)
                                            -------------          -------------          -------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,950,856)           (21,384,873)            (7,725,405)            411,972
                                            -------------          -------------          -------------            --------
 Net increase (decrease) in net assets         (3,306,548)             7,509,350              5,215,002             474,295
NET ASSETS:
 Beginning of year                            118,811,768            192,446,743            104,501,428             355,719
                                            -------------          -------------          -------------            --------
 End of year                                 $115,505,220           $199,956,093           $109,716,430            $830,014
                                            =============          =============          =============            ========

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 HARTFORD             HARTFORD
                                             HARTFORD           DISCIPLINED            GROWTH              HARTFORD
                                          GLOBAL GROWTH           EQUITY            OPPORTUNITIES         HIGH YIELD
                                             HLS FUND            HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $2,611             $196,959               $3,476             $10,492
 Net realized gain (loss) on security
  transactions                                    (931)              58,412               60,856               4,408
 Capital gains income                               --                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     131,588            1,745,296            3,988,656             193,016
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    133,268            2,000,667            4,052,988             207,916
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      19,876            1,833,918            3,721,853             120,800
 Net transfers                                     813              391,359              218,276           1,486,659
 Surrenders for benefit payments and
  fees                                         (40,381)            (788,501)          (1,180,100)           (301,097)
 Net loan activity                               1,020              (81,228)            (313,654)            (27,578)
 Cost of insurance                             (64,880)          (1,673,255)          (2,823,341)           (124,710)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (83,552)            (317,707)            (376,966)          1,154,074
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets          49,716            1,682,960            3,676,022           1,361,990
NET ASSETS:
 Beginning of year                           1,015,051           14,464,145           23,153,131             523,323
                                            ----------          -----------          -----------          ----------
 End of year                                $1,064,767          $16,147,105          $26,829,153          $1,885,313
                                            ==========          ===========          ===========          ==========

                                                                  HARTFORD
                                             HARTFORD           INTERNATIONAL          HARTFORD             HARTFORD
                                               INDEX            OPPORTUNITIES           MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $822,025             $672,951             $147,991              $76,936
 Net realized gain (loss) on security
  transactions                                 (680,699)          (3,186,352)          (1,417,387)            (149,239)
 Capital gains income                                --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,490,292            9,181,533           14,233,748            2,951,417
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   6,631,618            6,668,132           12,964,352            2,879,114
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,763,649            5,254,555            4,061,049            1,092,650
 Net transfers                                 (403,994)            (933,359)          (1,824,451)            (392,164)
 Surrenders for benefit payments and
  fees                                       (3,429,053)          (3,295,360)          (4,199,237)            (983,471)
 Net loan activity                             (209,250)            (335,272)            (346,914)             (48,697)
 Cost of insurance                           (4,726,155)          (4,564,239)          (4,802,466)          (1,019,605)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (4,004,803)          (3,873,675)          (7,112,019)          (1,351,287)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets        2,626,815            2,794,457            5,852,333            1,527,827
NET ASSETS:
 Beginning of year                           48,303,228           50,842,758           60,232,976           12,680,406
                                            -----------          -----------          -----------          -----------
 End of year                                $50,930,043          $53,637,215          $66,085,309          $14,208,233
                                            ===========          ===========          ===========          ===========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                                  HARTFORD
                                              HARTFORD               HARTFORD              HARTFORD           U.S. GOVERNMENT
                                            MONEY MARKET          SMALL COMPANY              STOCK               SECURITIES
                                              HLS FUND               HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                   $ --              $891,943               $636,564
 Net realized gain (loss) on security
  transactions                                        --                383,250            (2,710,654)                13,433
 Capital gains income                                 --                     --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --              6,076,603            12,668,531               (102,107)
                                             -----------           ------------           -----------           ------------
 Net increase (decrease) in net assets
  resulting from operations                           --              6,459,853            10,849,820                547,890
                                             -----------           ------------           -----------           ------------
UNIT TRANSACTIONS:
 Purchases                                    16,220,700              2,251,013             8,966,714              1,299,536
 Net transfers                                10,799,802             (1,571,734)           (4,328,013)             1,417,492
 Surrenders for benefit payments and
  fees                                       (26,456,665)            (2,372,656)           (6,574,693)            (2,256,381)
 Net loan activity                            (1,106,135)              (258,574)             (391,699)               (26,953)
 Cost of insurance                           (11,710,034)            (2,241,452)           (8,307,967)            (1,304,669)
                                             -----------           ------------           -----------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,252,332)            (4,193,403)          (10,635,658)              (870,975)
                                             -----------           ------------           -----------           ------------
 Net increase (decrease) in net assets       (12,252,332)             2,266,450               214,162               (323,085)
NET ASSETS:
 Beginning of year                           107,017,725             30,013,155            81,110,961             14,225,191
                                             -----------           ------------           -----------           ------------
 End of year                                 $94,765,393            $32,279,605           $81,325,123            $13,902,106
                                             ===========           ============           ===========           ============

                                                                                                             LORD ABBETT
                                              HARTFORD             LORD ABBETT          LORD ABBETT           GROWTH &
                                                VALUE           CAPITAL STRUCTURE     BOND-DEBENTURE           INCOME
                                              HLS FUND              PORTFOLIO            PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT (K)(L)      SUB-ACCOUNT (M)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $31,517             $193,227             $282,348              $36,469
 Net realized gain (loss) on security
  transactions                                 (3,327,767)               8,314                9,944                5,582
 Capital gains income                                  --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,909,077              726,708              181,638            1,004,705
                                            -------------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                       612,827              928,249              473,930            1,046,756
                                            -------------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                        270,529              916,394              351,357            1,095,730
 Net transfers                                (11,375,397)            (120,315)           1,413,071               (3,537)
 Surrenders for benefit payments and
  fees                                           (287,811)            (345,948)            (371,368)            (239,890)
 Net loan activity                                (15,831)             (21,999)             (25,147)             (39,385)
 Cost of insurance                               (261,927)            (674,101)            (303,429)            (714,135)
                                            -------------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,670,437)            (245,969)           1,064,484               98,783
                                            -------------          -----------          -----------          -----------
 Net increase (decrease) in net assets        (11,057,610)             682,280            1,538,414            1,145,539
NET ASSETS:
 Beginning of year                             11,057,610            6,504,823            3,273,108            6,079,242
                                            -------------          -----------          -----------          -----------
 End of year                                         $ --           $7,187,103           $4,811,522           $7,224,781
                                            =============          ===========          ===========          ===========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l)  Not funded as of December 31 2010.

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           MFS INVESTORS           MFS NEW             MFS TOTAL             MFS VALUE
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES            SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $20,616                 $ --              $721,990              $77,400
 Net realized gain (loss) on security
  transactions                                   61,294               90,227              (217,054)              19,343
 Capital gains income                                --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       27,017            1,453,406             1,983,452              577,196
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     108,927            1,543,633             2,488,388              673,939
                                            -----------          -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                       99,825              397,829             2,790,229              584,949
 Net transfers                                  216,651             (226,237)           (1,685,337)             951,384
 Surrenders for benefit payments and
  fees                                          (28,825)            (197,256)           (1,622,618)            (171,150)
 Net loan activity                             (460,372)             (31,919)             (188,587)             (34,991)
 Cost of insurance                              (68,620)            (421,488)           (2,336,070)            (458,067)
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (241,341)            (479,071)           (3,042,383)             872,125
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets         (132,414)           1,064,562              (553,995)           1,546,064
NET ASSETS:
 Beginning of year                            1,415,594            4,664,679            26,410,041            4,930,571
                                            -----------          -----------          ------------          -----------
 End of year                                 $1,283,180           $5,729,241           $25,856,046           $6,476,635
                                            ===========          ===========          ============          ===========

                                                                                        INVESCO
                                                                 UIF MID CAP        VAN KAMPEN V.I.         OPPENHEIMER
                                           MFS RESEARCH            GROWTH               MID CAP               CAPITAL
                                            BOND SERIES           PORTFOLIO           VALUE FUND         APPRECIATION FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (N)      SUB-ACCOUNT (O)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $53,699                 $ --              $18,451                  $ --
 Net realized gain (loss) on security
  transactions                                     (470)              52,838              157,795                 8,666
 Capital gains income                             5,544                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       81,827              455,247              249,450               271,079
                                            -----------          -----------          -----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                     140,600              508,085              425,696               279,745
                                            -----------          -----------          -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                      293,138              191,650              271,921               504,672
 Net transfers                                3,737,064             (259,797)            (368,405)              (17,036)
 Surrenders for benefit payments and
  fees                                         (224,643)            (123,512)            (101,608)             (129,898)
 Net loan activity                              (10,811)             (40,359)             (22,429)               (8,809)
 Cost of insurance                             (274,973)            (163,345)            (205,374)             (391,827)
                                            -----------          -----------          -----------           -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                3,519,775             (395,363)            (425,895)              (42,898)
                                            -----------          -----------          -----------           -----------
 Net increase (decrease) in net assets        3,660,375              112,722                 (199)              236,847
NET ASSETS:
 Beginning of year                              886,541            1,782,164            2,181,394             3,083,872
                                            -----------          -----------          -----------           -----------
 End of year                                 $4,546,916           $1,894,886           $2,181,195            $3,320,719
                                            ===========          ===========          ===========           ===========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           OPPENHEIMER                             OPPENHEIMER          PUTNAM VT
                                              GLOBAL           OPPENHEIMER         MAIN STREET         DIVERSIFIED
                                         SECURITIES FUND     MAIN STREET FUND     SMALL CAP FUND       INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $99,989             $12,619              $3,804            $434,965
 Net realized gain (loss) on security
  transactions                                   8,323              10,392               5,079               1,417
 Capital gains income                               --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,135,322             202,849             183,796             (46,905)
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  1,243,634             225,860             192,679             389,477
                                            ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                   1,300,904             235,874             116,002             242,134
 Net transfers                                  82,888             (37,385)            (55,628)            547,917
 Surrenders for benefit payments and
  fees                                        (303,788)            (44,210)            (43,936)           (146,155)
 Net loan activity                             (92,101)              3,287              (4,215)            (12,257)
 Cost of insurance                            (954,364)           (187,518)            (79,946)           (259,467)
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              33,539             (29,952)            (67,723)            372,172
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets       1,277,173             195,908             124,956             761,649
NET ASSETS:
 Beginning of year                           7,959,418           1,412,095             888,957           2,992,302
                                            ----------          ----------          ----------          ----------
 End of year                                $9,236,591          $1,608,003          $1,013,913          $3,753,951
                                            ==========          ==========          ==========          ==========

                                            PUTNAM VT          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                          GLOBAL ASSET           GLOBAL            GROWTH AND         GLOBAL HEALTH
                                         ALLOCATION FUND      EQUITY FUND          INCOME FUND          CARE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $27,999            $107,421             $263,747             $29,339
 Net realized gain (loss) on security
  transactions                                (20,659)           (731,413)          (1,078,393)             44,848
 Capital gains income                              --                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     58,632           1,018,955            2,841,259             (44,667)
                                            ---------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    65,972             394,963            2,026,613              29,520
                                            ---------          ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --             414,851            1,349,779                  --
 Net transfers                                     --            (281,183)            (351,403)            (47,337)
 Surrenders for benefit payments and
  fees                                        (45,747)           (424,409)          (1,150,637)           (109,269)
 Net loan activity                             (1,539)            (39,194)            (126,109)             (8,151)
 Cost of insurance                            (44,208)           (443,551)          (1,613,451)           (138,794)
                                            ---------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (91,494)           (773,486)          (1,891,821)           (303,551)
                                            ---------          ----------          -----------          ----------
 Net increase (decrease) in net assets        (25,522)           (378,523)             134,792            (274,031)
NET ASSETS:
 Beginning of year                            487,276           4,659,824           15,308,489           1,495,666
                                            ---------          ----------          -----------          ----------
 End of year                                 $461,754          $4,281,301          $15,443,281          $1,221,635
                                            =========          ==========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT                                 PUTNAM            PUTNAM VT
                                        HIGH               PUTNAM VT        INTERNATIONAL       INTERNATIONAL
                                     YIELD FUND           INCOME FUND         VALUE FUND         EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (P)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $1,773,792           $2,017,117           $26,380             $669,967
 Net realized gain (loss) on
  security transactions                  707,521               58,386           (59,170)            (500,936)
 Capital gains income                         --                   --                --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        488,438             (338,770)           82,984            1,546,163
                                     -----------          -----------          --------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           2,969,751            1,736,733            50,194            1,715,194
                                     -----------          -----------          --------          -----------
UNIT TRANSACTIONS:
 Purchases                             1,771,044            1,842,585                --            1,537,907
 Net transfers                        (3,116,789)            (723,170)           (8,496)            (908,055)
 Surrenders for benefit
  payments and fees                   (2,238,796)          (1,207,430)          (16,690)          (1,269,114)
 Net loan activity                    (1,495,938)             (96,278)             (350)            (139,247)
 Cost of insurance                    (2,148,443)          (1,750,680)          (77,077)          (1,605,903)
                                     -----------          -----------          --------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (7,228,922)          (1,934,973)         (102,613)          (2,384,412)
                                     -----------          -----------          --------          -----------
 Net increase (decrease) in net
  assets                              (4,259,171)            (198,240)          (52,419)            (669,218)
NET ASSETS:
 Beginning of year                    27,050,816           17,792,908           820,094           19,397,415
                                     -----------          -----------          --------          -----------
 End of year                         $22,791,645          $17,594,668          $767,675          $18,728,197
                                     ===========          ===========          ========          ===========

                                    PUTNAM VT                           PUTNAM VT           PUTNAM VT
                                  INTERNATIONAL       PUTNAM VT           MONEY             MULTI-CAP
                                   GROWTH FUND      INVESTORS FUND     MARKET FUND         GROWTH FUND
                                 SUB-ACCOUNT (Q)     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (R)(S)
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $16,254           $12,227               $63              $51,516
 Net realized gain (loss) on
  security transactions               (38,983)          (44,681)               --           (1,369,226)
 Capital gains income                      --                --                --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      77,701           139,928                --            3,181,594
                                     --------          --------          --------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           54,972           107,474                63            1,863,884
                                     --------          --------          --------          -----------
UNIT TRANSACTIONS:
 Purchases                                 --                --                --              814,238
 Net transfers                        (14,002)             (969)               --             (230,283)
 Surrenders for benefit
  payments and fees                   (44,704)          (61,229)          (37,919)          (1,063,360)
 Net loan activity                       (923)           (1,443)               --              (15,452)
 Cost of insurance                    (41,207)          (80,800)          (11,427)            (999,876)
                                     --------          --------          --------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (100,836)         (144,441)          (49,346)          (1,494,733)
                                     --------          --------          --------          -----------
 Net increase (decrease) in net
  assets                              (45,864)          (36,967)          (49,283)             369,151
NET ASSETS:
 Beginning of year                    545,865           868,909           181,730           10,065,164
                                     --------          --------          --------          -----------
 End of year                         $500,001          $831,942          $132,447          $10,434,315
                                     ========          ========          ========          ===========

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(s) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT            PUTNAM VT            PUTNAM VT
                                      SMALL CAP          GEORGE PUTNAM           GLOBAL              PUTNAM VT
                                     VALUE FUND          BALANCED FUND       UTILITIES FUND         VOYAGER FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (T)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $14,174             $50,647              $40,981               $338,488
 Net realized gain (loss) on
  security transactions                  117,077            (148,548)             (75,282)            (2,603,426)
 Capital gains income                         --                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,019,092             186,600               45,930              6,652,216
                                     -----------           ---------            ---------           ------------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,150,343              88,699               11,629              4,387,278
                                     -----------           ---------            ---------           ------------
UNIT TRANSACTIONS:
 Purchases                               786,543                  --                   --              1,596,294
 Net transfers                          (375,009)            (36,491)             (44,025)              (916,428)
 Surrenders for benefit
  payments and fees                     (161,620)           (170,945)             (86,053)            (2,187,892)
 Net loan activity                       (29,724)            (10,340)              (8,087)              (112,681)
 Cost of insurance                      (541,816)            (81,638)             (86,005)            (2,196,967)
                                     -----------           ---------            ---------           ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (321,626)           (299,414)            (224,170)            (3,817,674)
                                     -----------           ---------            ---------           ------------
 Net increase (decrease) in net
  assets                                 828,717            (210,715)            (212,541)               569,604
NET ASSETS:
 Beginning of year                     4,498,883           1,001,801            1,078,357             23,533,318
                                     -----------           ---------            ---------           ------------
 End of year                          $5,327,600            $791,086             $865,816            $24,102,922
                                     ===========           =========            =========           ============

                                       PUTNAM VT             PUTNAM VT              INVESCO
                                        CAPITAL                EQUITY           VAN KAMPEN V.I.
                                  OPPORTUNITIES FUND        INCOME FUND          COMSTOCK FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (U)
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                    $12,450              $121,809                $21,514
 Net realized gain (loss) on
  security transactions                   (16,061)             (216,015)                37,553
 Capital gains income                          --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,253,081               693,643              2,376,711
                                      -----------            ----------           ------------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,249,470               599,437              2,435,778
                                      -----------            ----------           ------------
UNIT TRANSACTIONS:
 Purchases                                638,505               400,780              2,372,022
 Net transfers                            (98,791)             (661,552)              (443,451)
 Surrenders for benefit
  payments and fees                      (285,299)             (719,856)              (646,576)
 Net loan activity                        (24,932)               (1,376)              (140,095)
 Cost of insurance                       (498,471)             (533,878)            (1,717,866)
                                      -----------            ----------           ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (268,988)           (1,515,882)              (575,966)
                                      -----------            ----------           ------------
 Net increase (decrease) in net
  assets                                  980,482              (916,445)             1,859,812
NET ASSETS:
 Beginning of year                      4,462,259             6,226,804             15,939,883
                                      -----------            ----------           ------------
 End of year                           $5,442,741            $5,310,359            $17,799,695
                                      ===========            ==========           ============

(t) Formerly Putnam VT The George Putnam Fund of Boston . Change effective September 30,2010.

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                             INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL           CAPITAL
                                            VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $125,741                $48,050               $119,847               $10,235
 Net realized gain (loss) on security
  transactions                                     54,665                (32,802)                 4,447                  (480)
 Net realized gain on distributions                    --                253,451                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,192,606              1,970,941                804,598               292,802
                                             ------------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     3,373,012              2,239,640                928,892               302,557
                                             ------------             ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      2,675,164              1,449,111                676,027               463,871
 Net transfers                                   (451,552)              (312,857)               (21,199)              (64,503)
 Surrenders for benefit payments and
  fees                                           (634,383)              (261,120)              (119,553)             (110,263)
 Net loan activity                                (84,527)               (20,559)                  (226)               (3,991)
 Cost of insurance                             (1,581,675)              (897,207)              (397,922)             (285,549)
                                             ------------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (76,973)               (42,632)               137,127                  (435)
                                             ------------             ----------             ----------            ----------
 Net increase (decrease) in net assets          3,296,039              2,197,008              1,066,019               302,122
NET ASSETS:
 Beginning of year                              9,734,259              5,556,724              2,340,105             1,485,259
                                             ------------             ----------             ----------            ----------
 End of year                                  $13,030,298             $7,753,732             $3,406,124            $1,787,381
                                             ============             ==========             ==========            ==========

                                             AIM V.I.            AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL        MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $29,406             $18,746             $190,348              $4,636
 Net realized gain (loss) on security
  transactions                                   2,364              (1,166)             157,234               3,186
 Net realized gain on distributions                 --                  --              183,684                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     373,077             289,584            3,357,330             535,945
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    404,847             307,164            3,888,596             543,767
                                            ----------          ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     223,729             183,183            1,954,292             432,835
 Net transfers                                 (55,271)            834,003             (331,709)            784,488
 Surrenders for benefit payments and
  fees                                         (71,414)            (49,892)            (670,143)            (95,694)
 Net loan activity                              (2,954)             (1,020)            (347,636)            (17,012)
 Cost of insurance                            (224,618)           (106,060)          (1,573,320)           (292,241)
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (130,528)            860,214             (968,516)            812,376
                                            ----------          ----------          -----------          ----------
 Net increase (decrease) in net assets         274,319           1,167,378            2,920,080           1,356,143
NET ASSETS:
 Beginning of year                           1,551,758             356,296           13,289,938           1,727,293
                                            ----------          ----------          -----------          ----------
 End of year                                $1,826,077          $1,523,674          $16,210,018          $3,083,436
                                            ==========          ==========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                          AMERICAN FUNDS
                                             AIM V.I.             AIM V.I.          AMERICAN FUNDS          BLUE CHIP
                                              CAPITAL         POWERSHARES ETF           ASSET               INCOME AND
                                         DEVELOPMENT FUND     ALLOCATION FUND      ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --              $3,831            $1,606,459              $757,581
 Net realized gain (loss) on security
  transactions                                   18,014                 117               156,707                15,608
 Net realized gain on distributions                  --                 662                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      309,566              15,060            13,225,675             8,409,522
                                            -----------          ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     327,580              19,670            14,988,841             9,182,711
                                            -----------          ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                      182,190               6,623             9,846,125             6,009,614
 Net transfers                                  116,740             304,655            (1,181,758)             (437,801)
 Surrenders for benefit payments and
  fees                                          (73,263)               (185)           (2,831,823)           (1,343,409)
 Net loan activity                                 (789)                 --              (139,434)             (395,452)
 Cost of insurance                             (134,890)             (6,986)           (8,177,527)           (4,268,200)
                                            -----------          ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               89,988             304,107            (2,484,417)             (435,248)
                                            -----------          ----------          ------------          ------------
 Net increase (decrease) in net assets          417,568             323,777            12,504,424             8,747,463
NET ASSETS:
 Beginning of year                              834,800                  --            63,234,615            33,295,926
                                            -----------          ----------          ------------          ------------
 End of year                                 $1,252,368            $323,777           $75,739,039           $42,043,389
                                            ===========          ==========          ============          ============


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL            AMERICAN FUNDS        AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND           GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,781,601              $674,511            $1,039,541            $2,204,734
 Net realized gain (loss) on security
  transactions                                    51,808              (630,845)           (1,242,710)           (2,293,952)
 Net realized gain on distributions                   --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,613,648            17,026,937            53,580,607            38,457,432
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    6,447,057            17,070,603            53,377,438            38,368,214
                                            ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                     6,711,365             6,296,293            26,505,888            19,986,446
 Net transfers                                 4,341,742            (2,576,246)           (8,872,240)           (6,181,997)
 Surrenders for benefit payments and
  fees                                        (2,760,212)           (1,979,981)           (7,045,454)           (7,524,601)
 Net loan activity                              (274,730)             (437,383)           (1,336,076)             (466,311)
 Cost of insurance                            (6,347,084)           (5,077,634)          (18,757,404)          (15,621,973)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,671,081            (3,774,951)           (9,505,286)           (9,808,436)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets         8,118,138            13,295,652            43,872,152            28,559,778
NET ASSETS:
 Beginning of year                            51,145,347            42,470,789           140,808,583           129,233,783
                                            ------------          ------------          ------------          ------------
 End of year                                 $59,263,485           $55,766,441          $184,680,735          $157,793,561
                                            ============          ============          ============          ============

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS         FIDELITY VIP
                                          AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL         ASSET MANAGER
                                        INTERNATIONAL FUND     NEW WORLD FUND      CAPITALIZATION FUND       PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $930,439             $420,483               $67,358              $31,727
 Net realized gain (loss) on security
  transactions                                 (404,695)            (126,733)             (393,198)             (95,614)
 Net realized gain on distributions             312,180                   --                    --                2,211
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   20,841,584           10,787,495            11,860,829              427,601
                                            -----------          -----------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  21,679,508           11,081,245            11,534,989              365,925
                                            -----------          -----------           -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    8,494,484            4,196,002             3,576,532                   --
 Net transfers                               (1,998,501)            (120,220)             (373,602)             (65,306)
 Surrenders for benefit payments and
  fees                                       (2,573,556)          (1,381,577)           (1,144,116)             (76,247)
 Net loan activity                             (348,753)            (141,219)             (104,097)              (6,984)
 Cost of insurance                           (6,739,249)          (3,185,505)           (2,817,397)            (145,696)
                                            -----------          -----------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,165,575)            (632,519)             (862,680)            (294,233)
                                            -----------          -----------           -----------           ----------
 Net increase (decrease) in net assets       18,513,933           10,448,726            10,672,309               71,692
NET ASSETS:
 Beginning of year                           52,794,571           22,965,729            19,303,674            1,391,153
                                            -----------          -----------           -----------           ----------
 End of year                                $71,308,504          $33,414,455           $29,975,983           $1,462,845
                                            ===========          ===========           ===========           ==========

                                            FIDELITY VIP
                                               EQUITY            FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                            INCOME FUND           CONTRAFUND            OVERSEAS             MID CAP
                                             PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $653,054             $324,801             $36,900              $78,363
 Net realized gain (loss) on security
  transactions                                (1,505,586)              (1,665)           (234,000)             113,700
 Net realized gain on distributions                   --                7,960               5,790               90,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,689,325            8,097,944             621,144            5,396,764
                                            ------------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    7,836,793            8,429,040             429,834            5,679,584
                                            ------------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,941,039            5,778,280                  --            3,296,130
 Net transfers                                (1,740,101)           1,164,606             (84,470)            (517,149)
 Surrenders for benefit payments and
  fees                                        (1,538,356)            (915,733)            (69,096)            (513,128)
 Net loan activity                              (346,410)            (305,990)           (121,289)             (68,178)
 Cost of insurance                            (3,329,668)          (3,786,784)           (108,003)          (2,359,801)
                                            ------------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,013,496)           1,934,379            (382,858)            (162,126)
                                            ------------          -----------          ----------          -----------
 Net increase (decrease) in net assets         4,823,297           10,363,419              46,976            5,517,458
NET ASSETS:
 Beginning of year                            28,294,360           22,401,277           1,899,627           14,509,208
                                            ------------          -----------          ----------          -----------
 End of year                                 $33,117,657          $32,764,696          $1,946,603          $20,026,666
                                            ============          ===========          ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $21,956             $16,949              $2,525            $2,252,480
 Net realized gain (loss) on security           1,624               3,984               1,675               (70,694)
  transactions
 Net realized gain on distributions             3,115               4,706               1,121                    --
 Net unrealized appreciation                   75,798             109,824              26,744             6,434,349
  (depreciation) of investments during
  the year
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets        102,493             135,463              32,065             8,616,135
  resulting from operations
                                             --------            --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     29,061              53,906              34,642             4,663,514
 Net transfers                                286,481             267,092              43,557              (505,686)
 Surrenders for benefit payments and           (1,700)             (8,114)                 78            (1,018,854)
  fees
 Net loan activity                             (9,115)            (12,236)                 --              (451,537)
 Cost of insurance                            (49,598)            (57,040)            (15,126)           (3,467,165)
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets        255,129             243,608              63,151              (779,728)
  resulting from unit transactions
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets        357,622             379,071              95,216             7,836,407
NET ASSETS:
 Beginning of year                            278,415             225,584              45,903            24,918,032
                                             --------            --------            --------            ----------
 End of year                                 $636,037            $604,655            $141,119            $32,754,439
                                             ========            ========            ========            ==========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP             STRATEGIC                                  TEMPLETON
                                               VALUE                INCOME            MUTUAL SHARES            FOREIGN
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $322,335             $338,709              $750,109                $ --
 Net realized gain (loss) on security           (32,073)               4,752              (168,096)                  1
  transactions
 Net realized gain on distributions             887,666                   --                    --                  --
 Net unrealized appreciation                  4,063,010              662,272             8,610,813                (415)
  (depreciation) of investments during
  the year
                                             ----------            ---------            ----------             -------
 Net increase (decrease) in net assets        5,240,938            1,005,733             9,192,826                (414)
  resulting from operations
                                             ----------            ---------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                    3,117,272              574,931             6,351,573               2,184
 Net transfers                               (1,058,042)           4,567,173            (1,996,338)             90,988
 Surrenders for benefit payments and           (941,776)            (179,209)           (1,170,671)               (114)
  fees
 Net loan activity                             (216,436)             (89,632)             (304,119)               (841)
 Cost of insurance                           (2,278,468)            (379,573)           (4,619,014)               (944)
                                             ----------            ---------            ----------             -------
 Net increase (decrease) in net assets       (1,377,450)           4,493,690            (1,738,569)             91,273
  resulting from unit transactions
                                             ----------            ---------            ----------             -------
 Net increase (decrease) in net assets        3,863,488            5,499,423             7,454,257              90,859
NET ASSETS:
 Beginning of year                           18,853,326            1,708,421            36,268,854                  --
                                             ----------            ---------            ----------             -------
 End of year                                 $22,716,814           $7,207,844           $43,723,111            $90,859
                                             ==========            =========            ==========             =======

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             TEMPLETON               MUTUAL              TEMPLETON              HARTFORD
                                               GROWTH           GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (B)       SUB-ACCOUNT (C)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $268,483              $207,511            $1,801,497            $1,681,688
 Net realized gain (loss) on security
  transactions                                    41,526                (5,515)               20,647            (2,168,905)
 Net realized gain on distributions                   --               489,634                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,157,481             3,057,132               531,496            20,671,687
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    2,467,490             3,748,762             2,353,640            20,184,470
                                            ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                     1,836,335             3,098,198             1,516,112             8,971,098
 Net transfers                                  (394,123)            1,530,419             6,412,787            (3,760,903)
 Surrenders for benefit payments and
  fees                                          (261,691)             (785,938)           (1,563,134)           (5,220,288)
 Net loan activity                               (20,341)             (197,422)               (4,845)             (100,423)
 Cost of insurance                            (1,174,727)           (2,044,314)           (1,271,978)           (9,517,852)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (14,547)            1,600,943             5,088,942            (9,628,368)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets         2,452,943             5,349,705             7,442,582            10,556,102
NET ASSETS:
 Beginning of year                             7,836,891            15,344,558             9,574,652            72,552,427
                                            ------------          ------------          ------------          ------------
 End of year                                 $10,289,834           $20,694,263           $17,017,234           $83,108,529
                                            ============          ============          ============          ============

                                              HARTFORD               HARTFORD               HARTFORD              HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND               GLOBAL
                                             RETURN BOND           APPRECIATION            AND GROWTH             ADVISERS
                                              HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $4,346,120             $1,500,556             $2,091,474                 $ --
 Net realized gain (loss) on security
  transactions                                    386,233             (7,164,066)            (1,458,426)             (32,289)
 Net realized gain on distributions                    --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     11,001,626             68,104,677             20,341,707              200,884
                                            -------------          -------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    15,733,979             62,441,167             20,974,755              168,595
                                            -------------          -------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     12,452,860             17,948,305             12,737,092                   --
 Net transfers                                  4,097,651             (6,416,787)            (2,960,065)             (23,154)
 Surrenders for benefit payments and
  fees                                         (9,312,215)           (11,269,889)            (5,409,388)             (49,367)
 Net loan activity                             (1,206,656)              (308,562)              (746,908)               1,580
 Cost of insurance                            (12,555,908)           (17,122,464)           (10,535,804)             (92,951)
                                            -------------          -------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (6,524,268)           (17,169,397)            (6,915,073)            (163,892)
                                            -------------          -------------          -------------          -----------
 Net increase (decrease) in net assets          9,209,711             45,271,770             14,059,682                4,703
NET ASSETS:
 Beginning of year                            109,602,057            147,174,973             90,441,746              838,334
                                            -------------          -------------          -------------          -----------
 End of year                                 $118,811,768           $192,446,743           $104,501,428             $843,037
                                            =============          =============          =============          ===========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                      HARTFORD             HARTFORD
                                             HARTFORD             HARTFORD           DISCIPLINED            GROWTH
                                           GLOBAL EQUITY       GLOBAL GROWTH           EQUITY            OPPORTUNITIES
                                             HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $3,059               $6,543             $201,122             $101,435
 Net realized gain (loss) on security
  transactions                                 (81,021)             (14,866)             (10,056)               4,590
 Net realized gain on distributions                 --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     436,810              274,273            2,749,488            5,109,682
                                             ---------           ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    358,848              265,950            2,940,554            5,215,707
                                             ---------           ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       8,890               12,550            2,048,868            4,486,571
 Net transfers                                (797,882)              44,705              424,714             (142,942)
 Surrenders for benefit payments and
  fees                                         (17,999)             (29,301)            (726,323)            (905,495)
 Net loan activity                                (478)              (7,768)             (42,271)             (82,926)
 Cost of insurance                             (73,345)             (61,636)          (1,775,800)          (3,072,008)
                                             ---------           ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (880,814)             (41,450)             (70,812)             283,200
                                             ---------           ----------          -----------          -----------
 Net increase (decrease) in net assets        (521,966)             224,500            2,869,742            5,498,907
NET ASSETS:
 Beginning of year                             877,685              790,551           11,594,403           17,654,224
                                             ---------           ----------          -----------          -----------
 End of year                                  $355,719           $1,015,051          $14,464,145          $23,153,131
                                             =========           ==========          ===========          ===========

                                                                                       HARTFORD             HARTFORD
                                             HARTFORD             HARTFORD           INTERNATIONAL        INTERNATIONAL
                                            HIGH YIELD              INDEX            SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $37,541              $867,549             $175,399             $674,826
 Net realized gain (loss) on security
  transactions                                       4              (454,182)            (187,931)          (1,285,082)
 Net realized gain on distributions                 --                20,346                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (17,765)            9,696,921            3,299,466           10,552,804
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     19,780            10,130,634            3,286,934            9,942,548
                                             ---------           -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       3,916             5,773,328            1,860,448            4,536,826
 Net transfers                                 505,010              (894,678)             328,504           (1,809,210)
 Surrenders for benefit payments and
  fees                                               2            (2,592,141)            (620,072)          (2,189,774)
 Net loan activity                                 (43)             (150,354)             (73,673)            (304,274)
 Cost of insurance                              (5,342)           (5,193,625)          (1,424,218)          (3,834,605)
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             503,543            (3,057,470)              70,989           (3,601,037)
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets         523,323             7,073,164            3,357,923            6,341,511
NET ASSETS:
 Beginning of year                                  --            41,230,064            8,547,375           32,595,949
                                             ---------           -----------          -----------          -----------
 End of year                                  $523,323           $48,303,228          $11,905,298          $38,937,460
                                             =========           ===========          ===========          ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD              HARTFORD             HARTFORD
                                              MIDCAP            MIDCAP VALUE          MONEY MARKET         SMALL COMPANY
                                             HLS FUND             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $293,041              $85,676               $77,307               $3,410
 Net realized gain (loss) on security
  transactions                               (4,218,318)            (455,524)                   --           (2,271,747)
 Net realized gain on distributions                  --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   18,900,452            4,224,397                    --            9,233,973
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  14,975,175            3,854,549                77,307            6,965,636
                                            -----------          -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,757,776            1,305,204            22,708,915            2,675,286
 Net transfers                               (3,657,534)            (997,476)           17,119,539           (1,853,689)
 Surrenders for benefit payments and
  fees                                       (3,673,898)            (680,583)          (44,282,209)          (1,918,950)
 Net loan activity                           (1,200,480)            (166,947)             (931,017)            (311,501)
 Cost of insurance                           (5,128,666)          (1,037,070)          (14,146,036)          (2,414,946)
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (8,902,802)          (1,576,872)          (19,530,808)          (3,823,800)
                                            -----------          -----------          ------------          -----------
 Net increase (decrease) in net assets        6,072,373            2,277,677           (19,453,501)           3,141,836
NET ASSETS:
 Beginning of year                           54,160,603           10,402,729           126,471,226           26,871,319
                                            -----------          -----------          ------------          -----------
 End of year                                $60,232,976          $12,680,406          $107,017,725          $30,013,155
                                            ===========          ===========          ============          ===========

                                                                  HARTFORD             HARTFORD
                                             HARTFORD          U.S. GOVERNMENT           VALUE            LORD ABBETT
                                               STOCK             SECURITIES          OPPORTUNITIES      AMERICA'S VALUE
                                             HLS FUND             HLS FUND             HLS FUND            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,098,090               $4,403             $102,528            $203,752
 Net realized gain (loss) on security
  transactions                               (3,446,694)             (32,172)            (970,421)             51,930
 Net realized gain on distributions                  --                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   27,443,324              519,268            4,419,869           1,023,306
                                            -----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  25,094,720              491,499            3,551,976           1,278,988
                                            -----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                   11,177,121            1,577,907            1,690,221           1,074,891
 Net transfers                               (5,117,694)            (185,051)            (889,500)            (98,098)
 Surrenders for benefit payments and
  fees                                       (6,488,506)          (1,965,537)            (573,503)           (171,371)
 Net loan activity                              303,810             (164,719)             (29,564)            (58,993)
 Cost of insurance                           (9,241,052)          (1,575,816)          (1,259,725)           (746,415)
                                            -----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (9,366,321)          (2,313,216)          (1,062,071)                 14
                                            -----------          -----------          -----------          ----------
 Net increase (decrease) in net assets       15,728,399           (1,821,717)           2,489,905           1,279,002
NET ASSETS:
 Beginning of year                           65,382,562           16,046,908            8,567,705           5,225,821
                                            -----------          -----------          -----------          ----------
 End of year                                $81,110,961          $14,225,191          $11,057,610          $6,504,823
                                            ===========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               LORD ABBETT
                                           LORD ABBETT           GROWTH &
                                          BOND-DEBENTURE          INCOME          MFS INVESTORS          MFS NEW
                                            PORTFOLIO           PORTFOLIO          TRUST SERIES      DISCOVERY SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $190,838             $54,540             $23,489                $ --
 Net realized gain (loss) on security
  transactions                                   2,213               8,442              22,169              11,158
 Net realized gain on distributions                 --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     397,457             883,799             270,770           1,545,639
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    590,508             946,781             316,428           1,556,797
                                            ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     327,967           1,143,126             171,317             443,619
 Net transfers                               1,994,203            (195,554)           (152,345)          1,038,795
 Surrenders for benefit payments and
  fees                                         (59,580)           (246,572)             (3,754)           (152,542)
 Net loan activity                                 403             (74,496)           (137,505)              7,490
 Cost of insurance                            (205,983)           (732,234)            (80,966)           (397,461)
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,057,010            (105,730)           (203,253)            939,901
                                            ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets       2,647,518             841,051             113,175           2,496,698
NET ASSETS:
 Beginning of year                             625,590           5,238,191           1,302,419           2,167,981
                                            ----------          ----------          ----------          ----------
 End of year                                $3,273,108          $6,079,242          $1,415,594          $4,664,679
                                            ==========          ==========          ==========          ==========

                                                                                                       VAN KAMPEN --
                                                                                                        UIF MID CAP
                                             MFS TOTAL           MFS VALUE          MFS RESEARCH           GROWTH
                                           RETURN SERIES           SERIES           BOND SERIES          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $861,850             $34,334                $ --                $ --
 Net realized gain (loss) on security
  transactions                                  148,386              (3,103)                 (8)              8,791
 Net realized gain on distributions                  --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,166,310             749,406               2,385             424,783
                                            -----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   4,176,546             780,637               2,377             433,574
                                            -----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    3,408,041             444,449              34,843             129,476
 Net transfers                                  (91,600)          2,063,682             858,487           1,055,236
 Surrenders for benefit payments and
  fees                                         (854,642)            (20,808)                 44             (70,502)
 Net loan activity                             (171,727)             (3,195)                 (1)               (464)
 Cost of insurance                           (2,841,756)           (315,990)             (9,209)           (115,064)
                                            -----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (551,684)          2,168,138             884,164             998,682
                                            -----------          ----------          ----------          ----------
 Net increase (decrease) in net assets        3,624,862           2,948,775             886,541           1,432,256
NET ASSETS:
 Beginning of year                           22,785,179           1,981,796                  --             349,908
                                            -----------          ----------          ----------          ----------
 End of year                                $26,410,041          $4,930,571            $886,541          $1,782,164
                                            ===========          ==========          ==========          ==========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        OPPENHEIMER         OPPENHEIMER
                                    U.S. MID CAP          CAPITAL              GLOBAL           OPPENHEIMER
                                       VALUE         APPRECIATION FUND    SECURITIES FUND     MAIN STREET FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $21,044                $167            $118,041             $19,548
 Net realized gain (loss) on
  security transactions                  23,305              10,575              20,725               8,385
 Net realized gain on
  distributions                              --                  --             130,899                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       600,410             933,742           1,890,529             284,213
                                     ----------          ----------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            644,759             944,484           2,160,194             312,146
                                     ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                              319,633             603,756           1,475,694             277,945
 Net transfers                          107,239               9,349              82,055             (36,976)
 Surrenders for benefit
  payments and fees                     (62,538)           (119,600)           (239,323)            (35,125)
 Net loan activity                         (521)             (3,376)            (77,386)            (23,033)
 Cost of insurance                     (228,594)           (424,697)           (989,336)           (196,475)
                                     ----------          ----------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          135,219              65,432             251,704             (13,664)
                                     ----------          ----------          ----------          ----------
 Net increase (decrease) in net
  assets                                779,978           1,009,916           2,411,898             298,482
NET ASSETS:
 Beginning of year                    1,401,416           2,073,956           5,547,520           1,113,613
                                     ----------          ----------          ----------          ----------
 End of year                         $2,181,394          $3,083,872          $7,959,418          $1,412,095
                                     ==========          ==========          ==========          ==========

                                    OPPENHEIMER         PUTNAM VT           PUTNAM VT          PUTNAM VT
                                    MAIN STREET        DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                  SMALL CAP FUND       INCOME FUND       ALLOCATION FUND      EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $2,474            $117,571            $28,542              $7,495
 Net realized gain (loss) on
  security transactions                    438             (35,782)           (21,147)           (531,213)
 Net realized gain on
  distributions                             --                  --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      204,093             819,555            129,104           1,653,412
                                     ---------          ----------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                           207,005             901,344            136,499           1,129,694
                                     ---------          ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                             122,034             210,860                 --             483,423
 Net transfers                         397,743             977,373            (17,198)           (101,048)
 Surrenders for benefit
  payments and fees                    (16,686)           (151,752)            (8,910)           (302,645)
 Net loan activity                      (1,893)             49,052             (1,365)             (3,818)
 Cost of insurance                     (67,014)           (215,783)           (56,385)           (531,200)
                                     ---------          ----------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         434,184             869,750            (83,858)           (455,288)
                                     ---------          ----------          ---------          ----------
 Net increase (decrease) in net
  assets                               641,189           1,771,094             52,641             674,406
NET ASSETS:
 Beginning of year                     247,768           1,221,208            434,635           3,985,418
                                     ---------          ----------          ---------          ----------
 End of year                          $888,957          $2,992,302           $487,276          $4,659,824
                                     =========          ==========          =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                                      PUTNAM VT
                                    PUTNAM VT           PUTNAM VT            PUTNAM VT                              INTERNATIONAL
                                   GROWTH AND         GLOBAL HEALTH            HIGH               PUTNAM VT          GROWTH AND
                                   INCOME FUND          CARE FUND           YIELD FUND           INCOME FUND         INCOME FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (D)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $431,274                $ --           $1,897,188             $960,675               $ --
 Net realized gain (loss) on
  security transactions               (457,828)             34,859              168,467             (371,726)          (223,880)
 Net realized gain on
  distributions                             --             163,442                   --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               3,729,649             131,830            6,513,215            5,619,032            417,826
                                   -----------          ----------          -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,703,095             330,131            8,578,870            6,207,981            193,946
                                   -----------          ----------          -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                           1,532,216                  --            2,129,416            2,339,039                 --
 Net transfers                        (874,449)           (161,496)           4,690,201           (1,633,057)           (55,350)
 Surrenders for benefit
  payments and fees                   (956,889)            (29,060)            (850,861)          (1,842,911)           (39,483)
 Net loan activity                    (155,766)             (3,729)            (285,669)            (103,601)           (97,438)
 Cost of insurance                  (1,782,496)           (166,796)          (2,325,039)          (1,946,231)           (90,319)
                                   -----------          ----------          -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,237,384)           (361,081)           3,358,048           (3,186,761)          (282,590)
                                   -----------          ----------          -----------          -----------          ---------
 Net increase (decrease) in
  net assets                         1,465,711             (30,950)          11,936,918            3,021,220            (88,644)
NET ASSETS:
 Beginning of year                  13,842,778           1,526,616           15,113,898           14,771,688            908,738
                                   -----------          ----------          -----------          -----------          ---------
 End of year                       $15,308,489          $1,495,666          $27,050,816          $17,792,908           $820,094
                                   ===========          ==========          ===========          ===========          =========


                                    PUTNAM VT            PUTNAM VT                                PUTNAM VT
                                  INTERNATIONAL      INTERNATIONAL NEW        PUTNAM VT             MONEY
                                   EQUITY FUND       OPPORTUNITIES FUND     INVESTORS FUND       MARKET FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $ --              $11,345              $11,868               $686
 Net realized gain (loss) on
  security transactions             (1,866,159)            (169,920)            (238,763)                --
 Net realized gain on
  distributions                             --                   --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               5,916,317              321,832              429,121                 --
                                   -----------           ----------           ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,050,158              163,257              202,226                686
                                   -----------           ----------           ----------          ---------
UNIT TRANSACTIONS:
 Purchases                           2,030,960                   --                   --                 --
 Net transfers                      (1,371,683)             (34,189)            (146,686)                --
 Surrenders for benefit
  payments and fees                 (1,594,219)            (112,074)             (55,744)            (6,179)
 Net loan activity                     (76,428)                (555)                (677)               (10)
 Cost of insurance                  (1,932,030)             (59,390)             (97,880)           (15,264)
                                   -----------           ----------           ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,943,400)            (206,208)            (300,987)           (21,453)
                                   -----------           ----------           ----------          ---------
 Net increase (decrease) in
  net assets                         1,106,758              (42,951)             (98,761)           (20,767)
NET ASSETS:
 Beginning of year                  18,290,657              588,816              967,670            202,497
                                   -----------           ----------           ----------          ---------
 End of year                       $19,397,415             $545,865             $868,909           $181,730
                                   ===========           ==========           ==========          =========

(d) Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   PUTNAM VT           PUTNAM VT           PUTNAM VT           PUTNAM VT
                                      NEW              SMALL CAP       THE GEORGE PUTNAM         GLOBAL             PUTNAM VT
                               OPPORTUNITIES FUND      VALUE FUND        FUND OF BOSTON      UTILITIES FUND        VISTA FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (E)      SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $53,755             $60,227             $51,087             $53,324               $1,490
 Net realized gain (loss) on
  security transactions            (2,908,262)            (15,961)           (172,736)            (44,071)          (1,375,069)
 Net realized gain on
  distributions                            --                  --                  --              80,253                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              5,198,958           1,015,451             350,336             (26,188)           1,651,372
                                   ----------          ----------          ----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,344,451           1,059,717             228,687              63,318              277,793
                                   ----------          ----------          ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                          1,045,592             974,018                  --                  --                   --
 Net transfers                       (515,085)           (157,535)           (158,242)            (10,237)            (141,958)
 Surrenders for benefit
  payments and fees                  (696,923)           (211,954)            (16,350)           (196,476)             (51,935)
 Net loan activity                   (186,521)            (27,442)             (9,240)             (6,663)             (43,741)
 Cost of insurance                 (1,064,063)           (541,519)           (106,288)           (129,900)            (100,182)
                                   ----------          ----------          ----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,417,000)             35,568            (290,120)           (343,276)            (337,816)
                                   ----------          ----------          ----------          ----------          -----------
 Net increase (decrease) in
  net assets                          927,451           1,095,285             (61,433)           (279,958)             (60,023)
NET ASSETS:
 Beginning of year                  8,165,677           3,403,598           1,063,234           1,358,315            1,032,059
                                   ----------          ----------          ----------          ----------          -----------
 End of year                       $9,093,128          $4,498,883          $1,001,801          $1,078,357             $972,036
                                   ==========          ==========          ==========          ==========          ===========

                                                                                                   VAN KAMPEN
                                                         PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                    PUTNAM VT             CAPITAL               EQUITY           TRUST COMSTOCK
                                  VOYAGER FUND       OPPORTUNITIES FUND       INCOME FUND           PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (G)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $212,008              $22,684              $108,399             $563,270
 Net realized gain (loss) on
  security transactions             (2,653,531)             (56,831)           (1,144,569)               6,182
 Net realized gain on
  distributions                             --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              11,929,837            1,479,208             2,441,971            2,925,350
                                   -----------           ----------           -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,488,314            1,445,061             1,405,801            3,494,802
                                   -----------           ----------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                           2,039,853              782,704               471,927            2,722,466
 Net transfers                         (55,392)            (334,329)             (289,130)            (198,513)
 Surrenders for benefit
  payments and fees                 (1,516,095)            (245,952)             (284,909)            (272,539)
 Net loan activity                    (193,079)             (13,315)               15,069              (33,160)
 Cost of insurance                  (2,351,618)            (547,023)             (644,137)          (1,701,686)
                                   -----------           ----------           -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,076,331)            (357,915)             (731,180)             516,568
                                   -----------           ----------           -----------          -----------
 Net increase (decrease) in
  net assets                         7,411,983            1,087,146               674,621            4,011,370
NET ASSETS:
 Beginning of year                  16,121,335            3,375,113             5,552,183           11,928,513
                                   -----------           ----------           -----------          -----------
 End of year                       $23,533,318           $4,462,259            $6,226,804          $15,939,883
                                   ===========           ==========           ===========          ===========

(e) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(f) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation
    Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. Powershares ETF Allocation Fund), American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS
    Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Small Company HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund* (formerly Hartford Value Opportunities HLS Fund), Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V.I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S.Mid Cap Value Portfolio), Oppenheimer Capital Appreciation Fund,Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Value Fund (formerly Putnam VT International Growth and Income
    Fund), Putnam VT International Equity Fund, Putnam VT International Growth Fund (formerly Putnam International New Opportunities Fund), Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund) (merged with Putnam VT Vista
    Fund), Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund (formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Invesco Van Kampen V.I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

* These funds were not funded during 2010. As a result, they are not presented in the Statements of Assets and Liabilities.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results in the future could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All Sub-Accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units from applicable contract owners' accounts and are included in cost of insurance on the accompanying statement of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.40% of the Sub-Account's average daily net assets. These expenses are deducted through the redemption of units and are included in the surrenders for benefit payments and fees on the accompanying statement of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company provides administrative services to the Account and charges the Account a maximum annual rate of $30. These expenses are deducted through the redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets for these services.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are deducted through the redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value              $1,407,770     $1,432,491
 Portfolio
AllianceBernstein VPS Small/Mid-Cap Value               1,921,781        948,696
 Portfolio
AllianceBernstein VPS International Growth                719,952        590,188
 Portfolio
Invesco V.I. Capital Appreciation Fund*                   391,971        429,905
Invesco V.I. Core Equity Fund*                            215,852        302,713
Invesco V.I. International Growth Fund*                 1,617,529        631,918
Invesco V.I. Mid Cap Core Equity Fund*                  1,252,375      2,761,425
Invesco V.I. Small Cap Equity Fund*                     1,062,458        372,542
Invesco V.I. Capital Development Fund*                    448,963        701,506
Invesco V.I. Global Multi-Asset Fund*                     347,801         23,827
American Funds Asset Allocation Fund                    3,628,755      8,842,210
American Funds Blue Chip Income and Growth Fund         2,473,978      3,185,737
American Funds Bond Fund                                5,782,378      8,581,914
American Funds Global Growth Fund                       2,534,013      4,679,680
American Funds Growth Fund                              4,593,483     17,563,314
American Funds Growth-Income Fund                       4,819,002     13,480,568
American Funds International Fund                       4,563,921      5,725,440
American Funds New World Fund                           3,465,022      3,126,280
American Funds Global Small Capitalization Fund         2,336,438      3,857,079
Fidelity VIP Asset Manager Portfolio                       28,758        286,437
Fidelity VIP Equity Income Fund Portfolio               1,569,237      4,430,185
Fidelity VIP Contrafund Portfolio                       3,593,207      2,309,725
Fidelity VIP Overseas Portfolio                            29,386        218,286
Fidelity VIP Mid Cap Portfolio                          3,159,282      2,231,655
Fidelity VIP Freedom 2010 Portfolio                       331,178        161,836
Fidelity VIP Freedom 2020 Portfolio                       699,861        159,499
Fidelity VIP Freedom 2030 Portfolio                       585,618         48,505
Franklin Income Securities Fund                         4,584,420      3,172,139
Franklin Small Cap Value Securities Fund                2,063,945      3,015,847
Franklin Strategic Income Securities Fund               4,447,250      1,579,053
Mutual Shares Securities Fund                           2,996,864      4,747,118
Templeton Foreign Securities Fund                         502,757         34,885
Templeton Growth Securities Fund                        1,021,635      1,108,886
Mutual Global Discovery Securities Fund                 3,741,064      1,607,032
Templeton Global Bond Securities Fund                  10,972,058      3,737,213
Hartford Advisers HLS Fund*                             3,126,928     12,174,330
Hartford Total Return Bond HLS Fund                    10,752,271     17,830,085
Hartford Capital Appreciation HLS Fund                  2,323,061     22,311,568
Hartford Dividend and Growth HLS Fund                   3,672,844      9,400,136
Hartford Global Research HLS Fund*                        482,326         65,596
Hartford Global Growth HLS Fund                            37,107        118,048
Hartford Disciplined Equity HLS Fund                    1,074,693      1,195,443
Hartford Growth Opportunities HLS Fund                  2,705,747      3,079,236
Hartford High Yield HLS Fund                            1,792,770        628,204
Hartford Index HLS Fund                                 2,169,371      5,352,157
Hartford International Opportunities HLS Fund*         14,397,212     17,597,918

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 $939,940     $7,903,959
Hartford MidCap Value HLS Fund                            627,438      1,901,789
Hartford Money Market HLS Fund                         25,946,906     38,199,238
Hartford Small Company HLS Fund                           918,731      5,112,136
Hartford Stock HLS Fund                                 1,823,834     11,567,581
Hartford U.S. Government Securities HLS Fund            4,159,504      4,393,914
Hartford Value HLS Fund*                                   81,541     11,720,460
Lord Abbett Capital Structure Portfolio*                  718,788        771,531
Lord Abbett Bond-Debenture Portfolio                    2,469,792      1,122,960
Lord Abbett Growth & Income Portfolio                     723,208        587,955
MFS Investors Trust Series                                962,499      1,183,224
MFS New Discovery Series                                1,784,099      2,263,169
MFS Total Return Series                                 1,763,139      4,083,534
MFS Value Series                                        1,744,585        795,059
MFS Research Bond Series                                3,958,795        379,777
UIF Mid Cap Growth Portfolio*                             755,473      1,150,836
Invesco Van Kampen V.I. Mid Cap Value Fund*               597,255      1,004,699
Oppenheimer Capital Appreciation Fund                     277,594        320,492
Oppenheimer Global Securities Fund                      1,305,177      1,171,649
Oppenheimer Main Street Fund                              336,227        353,561
Oppenheimer Main Street Small Cap Fund                    250,654        314,572
Putnam VT Diversified Income Fund                       1,933,493      1,126,356
Putnam VT Global Asset Allocation Fund                     27,999         91,494
Putnam VT Global Equity Fund                              288,076        954,142
Putnam VT Growth and Income Fund                          692,307      2,320,381
Putnam VT Global Health Care Fund                          29,339        303,551
Putnam VT High Yield Fund                               5,359,931     10,815,061
Putnam VT Income Fund                                   4,416,672      4,334,529
Putnam VT International Value Fund*                        26,380        102,613
Putnam VT International Equity Fund                     1,719,991      3,434,436
Putnam VT International Growth Fund*                       16,834        101,417
Putnam VT Investors Fund                                   12,227        144,441
Putnam VT Money Market Fund                                    63         49,346
Putnam VT Multi-Cap Growth Fund*                        1,239,496      2,682,713
Putnam VT Small Cap Value Fund                            529,389        836,841
Putnam VT George Putnam Balanced Fund*                     50,647        299,414
Putnam VT Global Utilities Fund                            40,991        224,181
Putnam VT Voyager Fund                                  1,398,671      4,877,857
Putnam VT Capital Opportunities Fund                      958,565      1,215,104
Putnam VT Equity Income Fund                              364,682      1,758,755
Invesco Van Kampen V.I. Comstock Fund*                    667,154      1,221,606

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                               138,228       182,324        (44,096)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               161,125        81,233         79,892
AllianceBernstein VPS International
 Growth Portfolio                               78,855        69,679          9,176
Invesco V.I. Capital Appreciation Fund*         40,693        46,391         (5,698)
Invesco V.I. Core Equity Fund*                  14,031        21,320         (7,289)
Invesco V.I. International Growth Fund*        177,094        71,770        105,324
Invesco V.I. Mid Cap Core Equity Fund*          72,095       172,612       (100,517)
Invesco V.I. Small Cap Equity Fund*             90,594        32,743         57,851
Invesco V.I. Capital Development Fund*          42,770        66,102        (23,332)
Invesco V.I. Global Multi-Asset Fund*           23,093         1,620         21,473
American Funds Asset Allocation Fund           154,100       613,303       (459,203)
American Funds Blue Chip Income and
 Growth Fund                                   127,598       231,809       (104,211)
American Funds Bond Fund                       305,863       651,550       (345,687)
American Funds Global Growth Fund            1,114,340     3,105,743     (1,991,403)
American Funds Growth Fund                   3,021,216    16,382,241    (13,361,025
American Funds Growth-Income Fund            1,970,425    10,748,658     (8,778,233)
American Funds International Fund              150,009       278,044       (128,035)
American Funds New World Fund                  101,214       113,678        (12,464)
American Funds Global Small
 Capitalization Fund                           891,376     1,979,883     (1,088,507)
Fidelity VIP Asset Manager Portfolio                68       113,882       (113,814)
Fidelity VIP Equity Income Fund
 Portfolio                                     228,771     1,590,311     (1,361,540)
Fidelity VIP Contrafund Portfolio              285,018       203,345         81,673
Fidelity VIP Overseas Portfolio                    316       104,887       (104,571)
Fidelity VIP Mid Cap Portfolio                 233,695       171,219         62,476
Fidelity VIP Freedom 2010 Portfolio             30,005        16,243         13,762
Fidelity VIP Freedom 2020 Portfolio             68,475        16,266         52,209
Fidelity VIP Freedom 2030 Portfolio             61,242         5,282         55,960
Franklin Income Securities Fund                198,291       268,366        (70,075)
Franklin Small Cap Value Securities Fund       105,241       171,681        (66,440)
Franklin Strategic Income Securities
 Fund                                          337,606       131,811        205,795
Mutual Shares Securities Fund                  162,444       336,209       (173,765)
Templeton Foreign Securities Fund               31,548         2,191         29,357
Templeton Growth Securities Fund                98,633       122,309        (23,676)
Mutual Global Discovery Securities Fund        292,090       136,016        156,074
Templeton Global Bond Securities Fund          712,063       245,762        466,301
Hartford Advisers HLS Fund*                    625,173     4,180,026     (3,554,853)
Hartford Total Return Bond HLS Fund          2,111,957     6,443,141     (4,331,184)
Hartford Capital Appreciation HLS Fund         150,148     3,571,735     (3,421,587)
Hartford Dividend and Growth HLS Fund          443,945     2,487,892     (2,043,947)
Hartford Global Research HLS Fund*              48,806         7,285         41,521
Hartford Global Growth HLS Fund                 32,852       112,591        (79,739)
Hartford Disciplined Equity HLS Fund           655,899       889,079       (233,180)
Hartford Growth Opportunities HLS Fund         156,941       176,683        (19,742)
Hartford High Yield HLS Fund                   116,787        39,601         77,186
Hartford Index HLS Fund                        414,979     1,660,543     (1,245,564)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNITS              UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED            REDEEMED     (DECREASE)
---------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund*                                       4,453,900          2,312,448      2,141,452
Hartford MidCap HLS Fund                       200,246          2,087,810     (1,887,564)
Hartford MidCap Value HLS Fund                  30,270            107,008        (76,738)
Hartford Money Market HLS Fund              15,299,204         22,118,789     (6,819,585)
Hartford Small Company HLS Fund                438,259          2,488,651     (2,050,392)
Hartford Stock HLS Fund                        276,991          3,409,244     (3,132,253)
Hartford U.S. Government Securities HLS
 Fund                                          330,767            411,501        (80,734)
Lord Abbett Capital Structure Portfolio*        46,813             69,321        (22,508)
Lord Abbett Bond-Debenture Portfolio           181,496             92,243         89,253
Lord Abbett Growth and Income Portfolio         67,179             59,385          7,794
MFS Investors Trust Series                      86,221            109,807        (23,586)
MFS New Discovery Series                       104,914            134,535        (29,621)
MFS Total Return Series                         76,349            294,936       (218,587)
MFS Value Series                               181,942             85,049         96,893
MFS Research Bond Series                       317,360             30,738        286,622
UIF Mid Cap Growth Portfolio*                   74,542            112,131        (37,589)
Invesco Van Kampen V.I. Mid Cap Value
 Fund*                                          60,833            106,006        (45,173)
Oppenheimer Capital Appreciation Fund           27,660             31,793         (4,133)
Oppenheimer Global Securities Fund             105,015            102,883          2,132
Oppenheimer Main Street Fund                    32,676             35,121         (2,445)
Oppenheimer Main Street Small Cap Fund          24,663             31,610         (6,947)
Putnam VT Diversified Income Fund              124,352             88,763         35,589
Putnam VT Global Asset Allocation Fund               1              3,205         (3,204)
Putnam VT Global Equity Fund                     8,651             41,946        (33,295)
Putnam VT Growth and Income Fund                23,042             91,169        (68,127)
Putnam VT Global Health Care Fund                   (1)            20,301        (20,302)
Putnam VT High Yield Fund                      198,725            540,895       (342,170)
Putnam VT Income Fund                          118,260            203,781        (85,521)
Putnam VT International Value Fund*                 --              6,938         (6,938)
Putnam VT International Equity Fund             70,557            228,047       (157,490)
Putnam VT International Growth Fund*                38              6,557         (6,519)
Putnam VT Investors Fund                            --             15,216        (15,216)
Putnam VT Money Market Fund                         --             27,371        (27,371)
Putnam VT Multi-Cap Growth Fund*                56,072            166,245       (110,173)
Putnam VT Small Cap Value Fund                  59,286             92,156        (32,870)
Putnam VT George Putnam Balanced Fund*               1             24,079        (24,078)
Putnam VT Global Utilities Fund                     --              8,061         (8,061)
Putnam VT Voyager Fund                          43,295            157,996       (114,701)
Putnam VT Capital Opportunities Fund            56,501             73,423        (16,922)
Putnam VT Equity Income Fund                    16,742            122,221       (105,479)
Invesco Van Kampen V.I. Comstock Fund*          64,250            121,461        (57,211)

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio         510,774       516,722         (5,948)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio         311,434       327,662        (16,228)
AllianceBernstein VPS
 International Growth Portfolio        136,842       119,114         17,728
AIM V.I. Capital Appreciation
 Fund                                   67,777        69,023         (1,246)
AIM V.I. Core Equity Fund               33,168        44,890        (11,722)
AIM V.I. International Growth
 Fund                                  152,292        33,689        118,603
AIM V.I. Mid Cap Core Equity
 Fund                                  238,149       307,339        (69,190)
AIM V.I. Small Cap Equity Fund         162,331        70,286         92,045
AIM V.I. Capital Development
 Fund                                   61,935        55,575          6,360
AIM V.I. PowerShares ETF
 Allocation Fund                        23,243           616         22,627
American Funds Asset Allocation
 Fund                                1,003,131     1,193,759       (190,628)
American Funds Blue Chip Income
 and Growth Fund                       586,462       628,994        (42,532)
American Funds Bond Fund             1,136,637     1,003,016        133,621
American Funds Global Growth
 Fund                                5,372,340     8,473,835     (3,101,495)
American Funds Growth Fund          31,517,431    42,745,961    (11,228,530)
American Funds Growth-Income
 Fund                               18,596,274    28,043,506     (9,447,232)
American Funds International
 Fund                                  610,142       806,482       (196,340)
American Funds New World Fund          269,067       304,486        (35,419)
American Funds Global Small
 Capitalization Fund                 3,372,070     3,998,898       (626,828)
Fidelity VIP Asset Manager
 Portfolio                               2,400       140,327       (137,927)
Fidelity VIP Equity Income Fund
 Portfolio                           1,782,594     3,336,798     (1,554,204)
Fidelity VIP Contrafund
 Portfolio                             905,301       682,395        222,906
Fidelity VIP Overseas Portfolio          2,932       218,702       (215,770)
Fidelity VIP Mid Cap Portfolio         485,669       507,171        (21,502)
Fidelity VIP Freedom 2010
 Portfolio                              38,871         8,822         30,049
Fidelity VIP Freedom 2020
 Portfolio                              65,122        30,979         34,143
Fidelity VIP Freedom 2030
 Portfolio                              15,576         6,381          9,195
Franklin Income Securities Fund        662,765       753,982        (91,217)
Franklin Small Cap Value
 Securities Fund                       289,050       389,991       (100,941)
Franklin Strategic Income
 Securities Fund                       566,206       113,720        452,486
Mutual Shares Securities Fund          599,593       744,490       (144,897)
Templeton Foreign Securities
 Fund                                    5,631            17          5,614
Templeton Growth Securities Fund       244,889       243,184          1,705
Mutual Global Discovery
 Securities Fund                       537,553       380,472        157,081
Templeton Global Bond Securities
 Fund                                  744,213       336,738        407,475
Hartford Advisers HLS Fund           3,476,510     7,238,375     (3,761,865)
Hartford Total Return Bond HLS
 Fund                                8,915,356    11,672,116     (2,756,760)
Hartford Capital Appreciation
 HLS Fund                            4,577,253     8,184,364     (3,607,111)
Hartford Dividend and Growth HLS
 Fund                                4,611,924     6,837,729     (2,225,805)
Hartford Global Advisers HLS
 Fund                                      274       124,692       (124,418)
Hartford Global Equity HLS Fund         20,344       123,263       (102,919)
Hartford Global Growth HLS Fund        279,427       334,386        (54,959)
Hartford Disciplined Equity HLS
 Fund                                2,646,037     2,725,298        (79,261)
Hartford Growth Opportunities
 HLS Fund                              431,725       415,558         16,167
Hartford High Yield HLS Fund            36,881           155         36,726
Hartford Index HLS Fund              2,953,443     4,133,481     (1,180,038)
Hartford International Small
 Company HLS Fund                      221,633       216,464          5,169

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford International
 Opportunities HLS Fund              2,423,861     4,001,687     (1,577,826)
Hartford MidCap HLS Fund             1,818,724     4,831,845     (3,013,121)
Hartford MidCap Value HLS Fund         116,389       255,024       (138,635)
Hartford Money Market HLS Fund      38,518,713    49,390,890    (10,872,177)
Hartford Small Company HLS Fund      2,369,149     4,787,697     (2,418,548)
Hartford Stock HLS Fund              4,680,154     8,165,891     (3,485,737)
Hartford U.S. Government
 Securities HLS Fund                   493,985       723,643       (229,658)
Hartford Value Opportunities HLS
 Fund                                  166,468       265,516        (99,048)
Lord Abbett America's Value
 Portfolio                             142,795       137,623          5,172
Lord Abbett Bond-Debenture
 Portfolio                             281,418        66,616        214,802
Lord Abbett Growth & Income
 Portfolio                             143,481       159,139        (15,658)
MFS Investors Trust Series              33,358        54,822        (21,464)
MFS New Discovery Series               167,914        95,727         72,187
MFS Total Return Series                463,358       499,902        (36,544)
MFS Value Series                       337,253        60,985        276,268
MFS Research Bond Series                76,397           422         75,975
Van Kampen -- UIF Mid Cap Growth
 Portfolio                             216,561        84,131        132,430
U.S. Mid Cap Value                     102,798        76,436         26,362
Oppenheimer Capital Appreciation
 Fund                                   91,440        82,018          9,422
Oppenheimer Global Securities
 Fund                                  204,470       183,846         20,624
Oppenheimer Main Street Fund            97,627        98,991         (1,364)
Oppenheimer Main Street Small
 Cap Fund                               75,980        17,231         58,749
Putnam VT Diversified Income
 Fund                                  225,435       114,768        110,667
Putnam VT Global Asset
 Allocation Fund                            44         3,818         (3,774)
Putnam VT Global Equity Fund            46,070        69,531        (23,461)
Putnam VT Growth and Income Fund       107,422       200,218        (92,796)
Putnam VT Global Health Care
 Fund                                      123        28,987        (28,864)
Putnam VT High Yield Fund              866,932       581,578        285,354
Putnam VT Income Fund                  296,737       475,783       (179,046)
Putnam VT International Growth
 and Income Fund                           325        21,942        (21,617)
Putnam VT International Equity
 Fund                                  238,797       464,056       (225,259)
Putnam VT International New
 Opportunities Fund                         --        17,438        (17,438)
Putnam VT Investors Fund                   504        43,828        (43,324)
Putnam VT Money Market Fund                 --        11,912        (11,912)
Putnam VT New Opportunities Fund        71,052       155,104        (84,052)
Putnam VT Small Cap Value Fund         198,126       195,445          2,681
Putnam VT The George Putnam Fund
 of Boston                                 109        28,019        (27,910)
Putnam VT Global Utilities Fund             17        13,453        (13,436)
Putnam VT Vista Fund                    55,297       131,732        (76,435)
Putnam VT Voyager Fund                 138,957       214,372        (75,415)
Putnam VT Capital Opportunities
 Fund                                   90,807       120,205        (29,398)
Putnam VT Equity Income Fund           190,976       244,357        (53,381)
Van Kampen Life Investment Trust
 Comstock Portfolio                    360,852       296,640         64,212

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges        1,552,532     $8.511980     $13,215,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,596,628      8.161134      13,030,298
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,602,576      6.074134       9,734,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,191,959     13.001625      15,497,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          401,571     12.314196       4,945,023
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges          805,588     13.525397      10,895,898
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          725,696     10.684549       7,753,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          741,924      7.489616       5,556,724
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          610,187     11.656335       7,112,541
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          314,111     11.480951       3,606,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          --              2.71%              4.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.15%             34.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.88%            (53.28)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.94%              5.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.07%             23.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges          --              0.27%             26.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.80%             42.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.44%            (35.75)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.70%              1.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              14.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          417,626     $9.390573      $3,921,748
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          408,450      8.339156       3,406,124
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          390,722      5.989175       2,340,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          176,882     11.735231       2,075,755
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges          197,799     10.143783       2,006,431
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          203,497      8.783347       1,787,381
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          204,743      7.254268       1,485,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          156,793     12.614437       1,977,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          109,195     11.261514       1,229,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges          122,604     15.401643       1,888,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          129,893     14.058334       1,826,077
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          141,615     10.957579       1,551,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          111,443     15.685297       1,748,014
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           95,984     14.507758       1,392,514
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          --              1.82%             12.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.04%             39.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.00%            (48.96)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.50%             17.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges          --              0.75%             15.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              21.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (42.49)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.00%             12.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.08%              6.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges          --              0.98%              9.56%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.87%             28.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.66%            (30.14)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.25%              8.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.59%             15.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges          278,783     $9.913898      $2,763,828
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          173,459      8.784056       1,523,674
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           54,856      6.495072         356,296
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          923,627     18.061560      16,682,140
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,024,144     15.827870      16,210,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,093,334     12.155426      13,289,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,080,406     17.005072      18,372,373
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          998,351     15.522798      15,497,204
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          344,989     13.803070       4,761,907
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          287,138     10.738505       3,083,436
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          195,093      8.853684       1,727,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          102,795     12.889339       1,324,958
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           51,501     12.253694         631,083
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges          --              2.56%             12.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.14%             35.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.07%            (35.05)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          --              0.56%             14.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.34%             30.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.61%            (28.52)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.23%              9.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.01%             11.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          --                --              28.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              21.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (31.31)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.05%              5.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              17.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges          101,399    $11.925883      $1,209,269
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          124,731     10.040517       1,252,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          118,371      7.052376         834,800
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          123,749     13.312750       1,647,444
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           48,804     12.010285         586,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           44,100     15.998138         705,518
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           22,627     14.309207         323,777
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges        4,964,885     15.709635      77,996,537
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        5,424,088     13.963461      75,739,039
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,614,716     11.262300      63,234,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,195,680     15.977239      83,012,623
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        4,451,171     14.994647      66,743,731
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges          --                --              18.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              42.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (47.03)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              10.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              16.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges          --              0.49%             11.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.30%             43.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges          --              1.96%             12.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.38%             23.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.64%            (29.51)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.29%              6.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.45%             14.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges        3,060,168    $14.924145     $45,670,393
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,164,379     13.286460      42,043,389
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        3,206,911     10.382553      33,295,926
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        2,979,842     16.351739      48,725,591
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,520,429     16.027025      40,394,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges        4,392,625     13.313285      58,480,264
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        4,738,312     12.507300      59,263,485
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        4,604,691     11.107228      51,145,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        4,419,796     12.252603      54,154,000
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        3,007,083     11.857928      35,657,768
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges       35,037,639      1.682911      58,965,229
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       37,029,042      1.506019      55,766,441
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       40,130,537      1.058316      42,470,789
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       38,610,065      1.717724      66,321,436
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       35,066,305      1.495637      52,446,464
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges          --              1.75%             12.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.16%             27.97%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.11%            (36.51)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.59%              2.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.14%             17.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges          --              2.94%              6.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.26%             12.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              5.69%             (9.35)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              8.17%              3.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.84%              6.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges          --              1.49%             11.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.42%             42.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.86%            (38.39)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.76%             14.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.86%             20.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges      165,066,194     $1.228397    $202,766,818
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges      178,427,219      1.035048     184,680,735
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges      189,655,749      0.742443     140,808,583
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges      180,509,371      1.325073     239,188,093
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges      163,711,876      1.179431     193,086,862
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges      117,395,951      1.393495     163,590,671
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges      126,174,184      1.250601     157,793,561
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges      135,621,416      0.952901     129,233,783
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges      132,972,655      1.533170     203,869,686
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges      123,092,543      1.459565     179,661,567
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges        3,184,990     23.080421      73,510,920
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,313,025     21.523685      71,308,504
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        3,509,365     15.043908      52,794,571
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        3,372,142     25.993056      87,652,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,906,481     21.656876      62,945,303
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges          --              0.72%             18.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.66%             39.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.85%            (43.97)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.81%             12.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.84%             10.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges          --              1.48%             11.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.61%             31.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.77%            (37.85)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.57%              5.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.61%             15.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges          --              2.06%              7.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.56%             43.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.00%            (42.12)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.60%             20.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.78%             18.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges        1,227,808    $31.756414     $38,990,788
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,240,272     26.941235      33,414,455
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,275,691     18.002579      22,965,729
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,225,536     31.240624      38,286,497
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          944,454     23.629455      22,316,930
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges       15,108,476      2.265511      34,228,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       16,196,983      1.850714      29,975,983
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       16,823,811      1.147402      19,303,674
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       17,001,364      2.468617      41,969,856
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,631,355      2.032992      31,778,420
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges          491,523      2.761290       1,357,237
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          605,337      2.416579       1,462,845
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          743,264      1.871681       1,391,153
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          939,830      2.625733       2,467,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,125,581      2.273295       2,558,778
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          --              1.61%             17.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.54%             49.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.52%            (42.37)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              3.36%             32.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.55%             32.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges          --              1.73%             22.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.73%             61.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.00%            (53.52)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.94%             21.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.46%             24.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges          --              1.62%             14.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.25%             29.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.39%            (28.72)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              6.10%             15.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.77%              7.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2010  Lowest contract charges          496,607    $10.769489      $5,348,199
    Highest contract charges         10,062,909      2.878704      28,968,136
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          482,447      9.371563       4,521,282
    Highest contract charges         11,438,609      2.499987      28,596,375
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          457,403      7.215315       3,300,309
    Highest contract charges         13,017,857      1.919982      24,994,051
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          350,149     12.616655       4,417,713
    Highest contract charges         14,739,035      3.348026      49,346,671
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          194,435     12.458100       2,422,288
    Highest contract charges         15,701,083      3.297550      51,775,107
    Remaining contract charges               --            --              --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges        3,102,034     12.684040      39,346,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,020,361     10.847941      32,764,696
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,797,455      8.007735      22,401,277
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        2,172,970     13.972661      30,362,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,253,922     11.911647      14,936,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges          814,505      2.395759       1,951,357
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          919,076      2.118000       1,946,603
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,134,846      1.673907       1,899,627
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,233,298      2.978729       3,673,659
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,381,822      2.539150       3,508,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2010  Lowest contract charges          --              1.67%             14.92%
    Highest contract charges            --              1.79%             15.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.19%             29.88%
    Highest contract charges            --              2.28%             30.21%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.63%            (42.81)%
    Highest contract charges            --              2.45%            (42.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.06%              1.27%
    Highest contract charges            --              1.79%              1.53%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.29%             19.93%
    Highest contract charges            --              3.33%             20.19%
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges          --              1.06%             16.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.24%             35.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.91%            (42.69)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.93%             17.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              11.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges          --              1.39%             13.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.04%             26.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.60%            (43.81)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              3.30%             17.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.88%             18.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges        1,783,966    $14.957023     $26,682,817
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,721,490     11.633336      20,026,666
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,742,992      8.324310      14,509,208
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,433,188     13.783318      19,754,089
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          793,811     11.950350       9,486,316
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           79,457     10.896238         865,784
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           65,695      9.681661         636,037
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           35,646      7.810650         278,415
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges          117,816     10.536819       1,241,402
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           65,607      9.216289         604,655
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           31,464      7.169550         225,584
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           71,999     10.196865         734,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           16,039      8.798777         141,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            6,844      6.707483          45,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          --              0.13%             28.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.47%             39.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.25%            (39.61)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.50%             15.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.06%             12.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges          --              2.20%             12.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              4.93%             23.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              8.24%            (21.89)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges          --              2.77%             14.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.79%             28.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              8.93%            (28.31)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges          --              2.45%             15.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.44%             31.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --             11.75%            (32.93)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges        2,822,220    $12.759824     $36,011,031
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,892,295     11.324722      32,754,439
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,983,512      8.351913      24,918,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        2,129,597     11.872911      25,284,515
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          604,042     11.443038       6,912,073
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges        1,337,181     20.751900      27,749,042
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,403,621     16.184436      22,716,814
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,504,562     12.530774      18,853,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,439,788     18.707094      26,934,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,330,272     19.163059      25,492,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges          851,204     12.419716      10,571,710
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          645,409     11.167863       7,207,844
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          192,923      8.855462       1,708,421
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          --              6.66%             12.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              8.11%             35.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              5.51%            (29.66)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              3.05%              3.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.44%             14.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          --              0.76%             28.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.64%             29.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.15%            (33.02)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.64%             (2.38)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.65%             16.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges          --              4.78%             11.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              7.67%             26.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.57%            (11.45)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges        3,005,025    $15.294362     $45,959,939
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,178,790     13.754639      43,723,111
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        3,323,687     10.912235      36,268,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        3,081,894     17.350672      53,472,924
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,174,760     16.767268      36,464,775
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges           34,971     17.545864         613,599
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            5,614     16.185319          90,859
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges        1,114,493      9.709116      10,820,742
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,138,169      9.040690      10,289,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,136,464      6.895852       7,836,891
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          880,737     11.955902      10,530,007
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          266,872     11.681704       3,117,522
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges          --              1.58%             11.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.96%             26.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              3.12%            (37.11)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.39%              3.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.28%             18.38%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges          --              1.64%              8.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              61.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges          --              1.36%              7.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.13%             31.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.81%            (42.32)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.22%              2.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.20%             16.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges        1,990,390    $12.630777     $25,140,178
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,834,316     11.281734      20,694,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,677,235      9.148724      15,344,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,217,934     12.787292      15,574,071
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          392,499     11.432675       4,487,312
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges        1,692,743     15.879928      26,880,635
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,226,442     13.875288      17,017,234
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          818,967     11.691131       9,574,652
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          106,862     11.007928       1,176,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges       24,394,921      3.403787      83,035,115
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       27,379,590      3.035419      83,108,529
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       31,141,455      2.329770      72,552,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       33,332,244      3.408043     113,597,721
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       34,122,412      3.195934     109,052,976
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges          --              1.28%             11.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.19%             23.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.43%            (28.46)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.35%             11.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.11%             14.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges          --              1.41%             14.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --             13.44%             18.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              4.01%              6.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.31%             10.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          --              1.41%             12.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.23%             30.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              3.07%            (31.64)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.25%              6.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.39%             10.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges       40,897,980     $2.824228    $115,505,220
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       45,229,164      2.626884     118,811,768
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       47,985,924      2.284046     109,602,057
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       49,282,042      2.472569     121,853,248
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       47,113,000      2.362266     111,293,438
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges       28,218,504      7.085992     199,956,093
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       31,640,091      6.082370     192,446,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       35,247,202      4.175508     147,174,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       37,055,940      7.674740     284,394,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       39,180,609      6.569283     257,388,510
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges       26,121,815      4.200184     109,716,430
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       28,165,762      3.710229     104,501,428
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       30,391,567      2.975883      90,441,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       29,893,725      4.404234     131,658,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       28,623,119      4.068371     116,449,466
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges          --              4.08%              7.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.84%             15.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              6.69%             (7.63)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              5.38%              4.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              5.16%              4.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges          --              0.75%             16.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.92%             45.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.83%            (45.59)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.12%             16.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.34%             16.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges          --              1.94%             13.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.28%             24.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.34%            (32.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.72%              8.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.85%             20.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges           82,578    $10.051239        $830,014
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           41,057      8.664032         355,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          143,976      6.096042         877,685
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges          894,415      1.190460       1,064,767
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          974,154      1.041982       1,015,051
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,029,113      0.768187         790,551
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,150,466      1.615778       1,858,896
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,286,803      1.292115       1,662,698
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges       10,803,030      1.494683      16,147,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       11,036,210      1.310608      14,464,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       11,115,471      1.043087      11,594,403
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,286,168      1.662814      18,766,799
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       11,569,730      1.534766      17,756,828
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges          --              1.23%             16.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.36%             42.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.21%            (39.04)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges          --              0.27%             14.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.77%             35.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.66%            (52.46)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.05%             25.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.78%             14.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges          --              1.35%             14.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.62%             25.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.23%            (37.27)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.02%              8.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.11%             12.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges        1,355,757    $19.789063     $26,829,153
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,375,499     16.832526      23,153,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,359,332     12.987431      17,654,224
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,175,068     23.902204      28,086,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,000,812     18.435854      18,450,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          113,912     16.550662       1,885,313
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           36,726     14.249514         523,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges       14,128,655      3.604734      50,930,043
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       15,374,219      3.141833      48,303,228
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       16,554,257      2.490602      41,230,064
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       17,451,761      3.960309      69,114,367
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       18,040,935      3.764477      67,914,686
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges          --              0.02%             17.56%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.54%             29.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.43%            (45.66)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.16%             29.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.87%             12.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          --              0.78%             16.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --             50.97%             42.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges          --              1.72%             14.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.06%             26.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.16%            (37.11)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.65%              5.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.65%             15.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges       16,193,677     $3.312232     $53,637,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       13,458,593      2.893130      38,937,460
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       15,036,419      2.167800      32,595,949
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,965,810      3.753520      56,174,468
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,900,218      2.945663      43,891,021
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges       15,083,583      4.381274      66,085,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       16,971,147      3.549140      60,232,976
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       19,984,268      2.710162      54,160,603
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       22,329,389      4.190281      93,566,414
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       24,620,379      3.634263      89,476,933
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges          681,362     20.852684      14,208,233
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          758,100     16.726572      12,680,406
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          896,735     11.600671      10,402,729
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          914,287     19.402626      17,739,574
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          930,285     18.998199      17,673,734
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges          --              1.31%             14.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.00%             33.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.34%            (42.25)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.16%             27.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.75%             24.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges          --              0.24%             23.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.54%             30.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.52%            (35.32)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.47%             15.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.07%             11.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges          --              0.59%             24.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.82%             44.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.78%            (40.21)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.54%              2.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.92%             17.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       52,745,929     $1.796639     $94,765,393
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       59,565,514      1.796639     107,017,725
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       70,437,691      1.795505     126,471,226
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       53,752,878      1.757923      94,493,420
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       52,846,766      1.675089      88,523,036
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges       13,301,134      2.426831      32,279,605
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       15,351,526      1.955060      30,013,155
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       17,770,074      1.512167      26,871,319
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       18,653,472      2.545893      47,489,744
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       19,825,942      2.228805      44,188,159
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges       21,605,658      3.764066      81,325,123
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       24,737,911      3.278812      81,110,961
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       28,223,648      2.316588      65,382,562
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       29,779,482      4.073434     121,304,754
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       29,856,231      3.846378     114,838,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges          --                --                 --
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.06%              0.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.02%              2.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              4.81%              4.95%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.60%              4.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges          --                --              24.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.01%             29.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.11%            (40.60)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.23%             14.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.18%             14.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges          --              1.14%             14.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.56%             41.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.08%            (43.13)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.03%              5.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.35%             14.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges        1,301,168    $10.684330     $13,902,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,381,902     10.293920      14,225,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,611,560      9.957373      16,046,908
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges          581,221     12.365526       7,187,103
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          603,729     10.774410       6,504,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          598,557      8.730699       5,225,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          499,026     11.828624       5,902,789
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          268,542     11.466028       3,079,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges          378,240     12.720824       4,811,522
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          288,987     11.326127       3,273,108
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           74,185      8.432890         625,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges          --              4.37%              3.79%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.03%              3.38%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              8.20%             (0.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges          --              2.92%             14.77%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.53%             23.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              4.42%            (26.19)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              3.86%              3.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.92%             14.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges          --              7.09%             12.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              9.30%             34.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --             23.33%            (15.67)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges          647,055    $11.165635      $7,224,781
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          639,261      9.509797       6,079,242
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          654,919      7.998229       5,238,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          541,667     12.579832       6,814,082
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          329,221     12.161720       4,003,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges          104,541     12.274423       1,283,180
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          128,127     11.048366       1,415,594
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          149,591      8.706510       1,302,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           29,142     13.010156         379,137
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           10,382     11.794638         122,454
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges          269,192     21.283072       5,729,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          298,813     15.610690       4,664,679
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          226,626      9.566346       2,167,981
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          231,988     15.767530       3,657,870
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,368     15.380400       3,312,445
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges          --              0.57%             17.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.05%             18.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.71%            (36.42)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.46%              3.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.39%             17.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges          --              1.46%             11.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.82%             26.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.75%            (33.08)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.65%             10.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.45%             12.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges          --                --              36.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              63.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (39.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --               2.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              13.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                1,779,308      $14.531519       $25,856,046
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                1,997,895       13.218935        26,410,041
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                2,034,439       11.199735        22,785,179
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,204,103       14.382866        31,701,317
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,001,753       13.801173        27,626,534
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS VALUE SERIES
 2010  Lowest contract charges                  642,059       10.087285         6,476,635
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  545,166        9.044166         4,930,571
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  268,898        7.370068         1,981,796
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges                  362,597       12.539864         4,546,916
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   75,975       11.668778           886,541
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                  154,053       12.300233         1,894,886
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  191,642        9.299431         1,782,164
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   59,212        5.909437           349,908
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                  --               2.75%               9.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               3.57%              18.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.15%             (22.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.40%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.20%              11.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2010  Lowest contract charges                  --               1.41%              11.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               1.08%              22.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (26.30)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges                  --               2.06%               7.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               16.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                  --                 --               32.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               57.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.41%             (40.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 VALUE FUND
 2010  Lowest contract charges          203,562    $10.715150      $2,181,195
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          248,735      8.769934       2,181,394
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          222,373      6.302084       1,401,416
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          138,534     10.757939       1,490,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2010  Lowest contract charges          304,209     10.915899       3,320,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          308,342     10.001462       3,083,872
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          298,920      6.938164       2,073,956
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          245,592     12.768186       3,135,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          173,335     11.214030       1,943,789
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges          719,960     12.829306       9,236,591
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          717,828     11.088193       7,959,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          697,204      7.956807       5,547,520
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          602,714     13.334725       8,037,025
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          370,368     12.570301       4,655,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 VALUE FUND
 2010  Lowest contract charges          --              0.88%             22.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.19%             39.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.73%            (41.42)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.04%              7.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2010  Lowest contract charges          --                --               9.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.01%             44.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (45.66)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.01%             13.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.05%              7.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges          --              1.20%             15.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.86%             39.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.22%            (40.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.99%              6.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.45%             17.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges          142,665    $11.271167      $1,608,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          145,110      9.731208       1,412,095
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          146,474      7.602822       1,113,613
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          105,978     12.387474       1,312,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           55,311     11.893698         657,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2010  Lowest contract charges           88,043     11.516057       1,013,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           94,990      9.358432         888,957
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           36,241      6.836775         247,768
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges          239,678     12.587405       3,016,922
    Highest contract charges             28,138     26.192973         737,029
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          199,080     11.171885       2,224,104
    Highest contract charges             33,147     23.175409         768,198
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           76,940      7.191250         553,297
    Highest contract charges             44,620     14.968756         667,911
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           53,249     21.692473       1,155,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           64,274     20.819828       1,338,184
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges          --              0.87%             15.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.55%             28.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.14%            (38.63)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.66%              4.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.19%             14.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2010  Lowest contract charges          --              0.40%             23.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.45%             36.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (31.63)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges          --             12.93%             12.67%
    Highest contract charges            --             14.37%             13.02%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              4.68%             55.35%
    Highest contract charges            --              7.30%             54.83%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (28.09)%
    Highest contract charges            --              6.27%            (31.00)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              5.07%              4.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              6.21%              6.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges           14,989    $30.806593        $461,754
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,193     26.783076         487,276
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           21,967     19.786145         434,635
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           26,587     29.602231         787,030
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           30,400     28.694786         872,313
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges          152,229     25.604302       3,897,725
    Highest contract charges             25,537     15.020302         383,577
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          185,620     23.229823       4,311,912
    Highest contract charges             25,441     13.675389         347,912
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          207,202     17.847130       3,697,964
    Highest contract charges             27,320     10.521629         287,454
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          232,829     32.591358       7,588,225
    Highest contract charges             27,071     19.251565         521,150
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          314,971     29.800420       9,386,265
    Highest contract charges             27,065     17.658324         477,916
    Remaining contract charges               --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges          118,978     13.170377       1,566,987
    Highest contract charges            431,330     32.170965      13,876,294
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          123,128     11.514849       1,417,798
    Highest contract charges            495,307     28.044583      13,890,691
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          116,863      8.870392       1,036,620
    Highest contract charges            594,368     21.545827      12,806,158
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          108,598     14.469512       1,571,351
    Highest contract charges            658,382     35.071434      23,090,406
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           89,257     15.399391       1,374,504
    Highest contract charges            722,051     37.228527      26,880,905
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges          --              5.91%             15.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              6.37%             35.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              4.27%            (33.16)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.73%              3.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.01%             13.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges          --              2.50%             10.22%
    Highest contract charges            --              2.12%              9.84%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.20%             30.16%
    Highest contract charges            --                --              29.97%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.83%            (45.24)%
    Highest contract charges            --              2.39%            (45.35)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.29%              9.37%
    Highest contract charges            --              1.91%              9.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.59%             23.50%
    Highest contract charges            --              0.31%             23.22%
    Remaining contract charges          --                --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges          --              1.53%             14.38%
    Highest contract charges            --              1.80%             14.71%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.60%             29.81%
    Highest contract charges            --              3.21%             30.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.11%            (38.70)%
    Highest contract charges            --              2.60%            (38.57)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.20%             (6.04)%
    Highest contract charges            --              1.58%             (5.79)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.36%             15.91%
    Highest contract charges            --              1.78%             16.19%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2010  Lowest contract charges           78,973    $15.468968      $1,221,635
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           99,275     15.065962       1,495,666
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          128,139     11.913774       1,526,616
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          162,568     14.336048       2,330,583
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,749     14.388482       2,845,311
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges          292,819     33.089518       9,689,253
    Highest contract charges            730,745     17.930173      13,102,392
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          423,643     28.889334      12,238,772
    Highest contract charges            942,091     15.722517      14,812,044
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          434,652     19.219456       8,353,776
    Highest contract charges            645,728     10.468992       6,760,122
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          483,447     25.975431      12,557,754
    Highest contract charges            610,895     14.160292       8,650,445
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          586,342     25.143715      14,742,812
    Highest contract charges            483,199     13.775449       6,656,281
    Remaining contract charges               --            --              --
PUTNAM VT INCOME FUND
 2010  Lowest contract charges          284,009     27.802373       7,896,124
    Highest contract charges            676,152     14.343729       9,698,544
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          340,318     25.224094       8,584,200
    Highest contract charges            705,364     13.055246       9,208,708
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          470,042     17.133269       8,053,351
    Highest contract charges            754,686      8.902167       6,718,337
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          629,425     22.479655      14,149,259
    Highest contract charges            709,066     11.701925       8,297,439
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          633,780     21.318359      13,511,142
    Highest contract charges            373,622     11.120988       4,155,042
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2010  Lowest contract charges          --              2.21%              2.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              26.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (16.90)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.13%             (0.36)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.53%              3.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges          --              8.16%             14.54%
    Highest contract charges            --              7.29%             14.04%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --             10.18%             50.31%
    Highest contract charges            --              7.24%             50.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              9.62%            (26.01)%
    Highest contract charges            --              9.03%            (26.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              7.88%              3.31%
    Highest contract charges            --              7.10%              2.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              7.68%             10.60%
    Highest contract charges            --              6.60%             10.52%
    Remaining contract charges          --                --                 --
PUTNAM VT INCOME FUND
 2010  Lowest contract charges          --             11.28%             10.22%
    Highest contract charges            --             10.87%              9.87%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              6.23%             47.22%
    Highest contract charges            --              5.57%             46.65%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              7.84%            (23.78)%
    Highest contract charges            --              6.66%            (23.93)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              5.15%              5.45%
    Highest contract charges            --              4.50%              5.22%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.45%              4.83%
    Highest contract charges            --              3.74%              4.52%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges           47,035    $16.321304        $767,675
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           53,973     15.194392         820,094
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           75,590     12.021934         908,738
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           84,515     22.199807       1,876,212
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          102,225     20.691059       2,115,150
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges          261,544     16.424598       4,295,754
    Highest contract charges            852,427     16.931002      14,432,443
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          977,433     15.354656      15,008,147
    Highest contract charges            294,028     14.928049       4,389,268
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,187,744     12.283717      14,589,911
    Highest contract charges            308,976     11.977464       3,700,746
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          304,202     21.369414       6,500,614
    Highest contract charges          1,284,407     21.872886      28,093,687
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,414,573     20.138797      28,487,805
    Highest contract charges            276,275     19.719498       5,448,013
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           28,584     17.492096         500,001
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           35,103     15.550584         545,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           52,541     11.206894         588,816
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           67,157     19.444746       1,305,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           79,281     17.128684       1,357,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges          --              3.58%              7.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              26.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.23%            (45.85)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.95%              7.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.43%             27.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges          --              3.62%             16.93%
    Highest contract charges            --              3.76%             13.42%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              25.00%
    Highest contract charges            --                --              24.63%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.49%            (38.61)%
    Highest contract charges            --              2.11%            (43.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.64%              8.37%
    Highest contract charges            --              2.99%              8.61%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              39.97%
    Highest contract charges            --              0.58%             27.72%
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges          --              3.30%             12.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              2.17%             38.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.94%            (42.37)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.10%             13.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.60%             26.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges           78,782    $10.560103        $831,942
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           93,998      9.243957         868,909
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          137,322      7.046749         967,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          174,815     11.636062       2,034,162
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,875     12.236223       2,653,731
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges           73,461      1.802966         132,447
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          100,832      1.802303         181,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          112,744      1.796082         202,497
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          134,367      1.746726         234,701
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          307,701      1.662379         511,516
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           73,897     15.528059       1,147,485
    Highest contract charges            367,186     25.291913       9,286,830
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           78,163     12.988059       1,015,190
    Highest contract charges            382,856     21.099132       8,077,938
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           84,489      9.829288         830,467
    Highest contract charges            460,582     15.925954       7,335,210
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           78,538     16.046422       1,260,247
    Highest contract charges            535,002     25.945436      13,880,856
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           72,449     15.175568       1,099,454
    Highest contract charges            596,848     24.472443      14,606,328
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges          --              1.50%             14.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.49%             31.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.55%            (39.44)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.61%             (4.91)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.67%             14.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges          --              0.04%              0.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.36%              0.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.80%              2.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              4.94%              5.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.48%              4.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges          --              0.36%             19.56%
    Highest contract charges            --              0.57%             19.87%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.36%             32.14%
    Highest contract charges            --              0.69%             32.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (38.75)%
    Highest contract charges            --              0.31%            (38.62)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --               5.74%
    Highest contract charges            --              0.16%              6.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --               8.56%
    Highest contract charges            --              0.18%              8.82%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          514,718    $10.350514      $5,327,600
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          547,588      8.215811       4,498,883
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          544,907      6.246201       3,403,598
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          455,960     10.300530       4,696,633
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          196,663     11.801519       2,320,921
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           58,996     13.409259         791,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           83,074     12.059130       1,001,801
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          110,984      9.580101       1,063,234
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          137,415     16.092548       2,211,354
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          171,739     15.910698       2,732,480
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           29,669     29.182239         865,816
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           37,730     28.580962       1,078,357
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           51,166     26.547468       1,358,315
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           61,013     38.103792       2,324,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           72,780     31.688447       2,306,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          --              0.30%             25.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.64%             31.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.39%            (39.36)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.48%            (12.72)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.15%             17.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges          --              5.92%             11.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              5.10%             25.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              5.03%            (40.47)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              3.09%              1.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.69%             12.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges          --              4.39%              2.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              4.74%              7.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.59%            (30.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.94%             20.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.20%             27.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          514,611    $42.844173     $22,048,080
    Highest contract charges            119,010     17.266105       2,054,842
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          608,610     35.386121      21,536,356
    Highest contract charges            139,712     14.293431       1,996,962
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          697,318     21.538000      15,018,826
    Highest contract charges            126,419      8.721088       1,102,509
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          770,784     34.117626      26,297,314
    Highest contract charges            138,363     13.849855       1,916,309
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          862,426     32.251178      27,814,265
    Highest contract charges            132,547     13.125279       1,739,712
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges          272,924     19.942323       5,442,741
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          289,846     15.395267       4,462,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          319,244     10.572218       3,375,113
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          302,127     16.311191       4,928,053
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          218,864     18.033203       3,946,824
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges          241,390     16.249834       3,922,542
    Highest contract charges             88,738     15.639461       1,387,816
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          331,410     14.430719       4,782,477
    Highest contract charges            104,197     13.861395       1,444,327
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          372,379     11.322627       4,216,312
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          354,275     16.442989       5,825,340
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          341,825     15.934960       5,446,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          --              1.49%             21.08%
    Highest contract charges            --              1.32%             20.80%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.14%             64.30%
    Highest contract charges            --              0.76%             63.90%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.29%            (36.87)%
    Highest contract charges            --                --             (37.03)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.03%              5.79%
    Highest contract charges            --                --               5.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.38%              5.70%
    Highest contract charges            --              0.11%              5.44%
    Remaining contract charges          --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges          --              0.26%             29.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.61%             45.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.47%            (35.18)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (9.55)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.08%             15.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges          --              2.18%             12.61%
    Highest contract charges            --              2.19%             12.83%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.12%             27.45%
    Highest contract charges            --              1.37%             38.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.96%            (31.14)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.25%              3.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.16%             18.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND+
 2010  Lowest contract charges        1,586,259    $11.221180     $17,799,695
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,643,470      9.698918      15,939,883
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,579,258      7.553239      11,928,513
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,297,612     11.765234      15,266,707
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          764,434     12.045674       9,208,128
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND+
 2010  Lowest contract charges          --              0.13%             15.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              4.33%             28.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.15%            (35.80)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.31%             (2.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.70%             16.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

  * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

   #  Rounded unit values

  +  See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.60% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $10.00 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       -   Accelerated Death Benefit Rider $300.00

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.2496 -
           $8.9244

       -   Guaranteed Withdrawal Benefit 0.75%

       - Last Survivor Yealy Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.894

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)  Not Applicable.
(c)  Principal Underwriting Agreement.(2)
(d)  Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)  Form of Application for Flexible Premium Variable Life Insurance
     Policies.(3)
(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)  Contracts of Reinsurance.(5)
(h)  (1)  Form of Participation Agreement.(6)
     (2) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
     (3) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
(i)  Not Applicable.
(j)  Not Applicable.
(k) Opinion and Consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
(l)  Not Applicable.
(m)  Not Applicable.
(n)  (1)  Consent of Deloitte & Touche LLP.
     (2)  Independent Auditors' Consent
(o)  No financial statement will be omitted.
(p)  Not Applicable.
(q)  Memorandum describing transfer and redemption procedures.(8)
(r)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on August 28, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-82866, on May 22, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 15, 2011.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 333-148814, filed April 15, 2011.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------
Diane Benken (1)            Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)         Vice President/HLPP
Christopher S. Conner (4)   AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)     Vice President/ILD Operations
Brian Murphy (1)            President/ILD Business Line Principal, Chief Executive Officer, Chairman of
                            the Board, Director
Robert E. Primmer (1)       Vice President, Director
Stephen A. Roche (1)        Vice President, Director
Cathleen Shine (1)          Chief Legal Officer, Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of the Registration Statement dated November 1, 1999 and filed with the Commission on October 22, 1999.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President, Chief
  Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, President, Chief Executive
  Officer, Chairman of the Board, and Director*                    *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President,                              Lisa M. Proch
  Chief Investment Officer, and Director*                                 Attorney-in-Fact
                                                                   Date:  April 22, 2011

333-82866

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
      1.2  (a) Consent of Deloitte & Touche LLP.
           (b) Independent Auditors' Consent
      1.3  Copy of Power of Attorney.